UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.6%
Australia - 6.7%
AGL Energy	27,215	[a]	423,764
Alumina	103,183	[a]	182,295
Amcor	48,644	[a]	483,378
AMP	121,540	[a]	200,160
APA Group	49,225		328,883
Aristocrat Leisure	24,483		439,383
ASX	8,177	[a]	379,273
Aurizon Holdings	85,599	[a]	274,184
AusNet Services	72,030		86,469
Australia & New Zealand Banking Group	120,327		2,194,164
Bank of Queensland	16,881	[a]	124,709
Bendigo & Adelaide Bank	19,475	[a]	152,653
Bhp Group	123,210		3,137,792
BHP Group	88,475		1,963,720
BlueScope Steel	22,644	[a]	205,719
Boral	49,992	[a]	180,267
Brambles	65,037	[a]	503,678
Caltex Australia	10,948	[a]	213,825
Challenger	23,612	[a]	124,580
CIMIC Group	4,044	[a]	132,047
Coca-Cola Amatil	22,091	[a]	135,121
Cochlear	2,328	[a]	327,356
Coles Group	46,562	[a]	423,597
Commonwealth Bank of Australia	73,565	[a]	3,745,711
Computershare	19,354	[a]	250,434
Crown Resorts	16,014	[a]	139,282
CSL	18,932	[a]	2,689,920
Dexus	43,041	[b]	359,808
Domino's Pizza Enterprises	2,506	[a]	83,021
Flight Centre Travel Group	2,140	[a]	67,038
Fortescue Metals Group	62,149	[a]	255,288
Goodman Group	69,138		586,575
GPT Group	73,335		309,369
Harvey Norman Holdings	21,349	[a,c]	52,386
Incitec Pivot	69,755		168,148
Insurance Australia Group	96,992	[a]	500,816
LendLease Group	23,510	[a]	209,026
Macquarie Group	13,590		1,153,625
Medibank Private	115,472	[a]	220,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Australia - 6.7% (continued)
Mirvac Group	150,475		262,777
National Australia Bank	114,514		1,989,806
Newcrest Mining	32,204	[a]	573,665
Oil Search	55,220	[a]	313,170
Orica	15,372		192,021
Origin Energy	75,060	[a]	389,560
QBE Insurance Group	55,136	[a]	431,032
Ramsay Health Care	5,670	[a]	234,117
REA Group	2,250	[a]	124,095
Santos	75,788	[a]	357,404
Scentre Group	219,936	[a]	636,160
SEEK	13,743	[a]	170,097
Sonic Healthcare	18,401	[a]	308,280
South32	209,023	[a]	537,899
Stockland	100,018		275,162
Suncorp Group	54,499	[a]	515,104
Sydney Airport	46,218		220,581
Tabcorp Holdings	79,303	[a]	268,564
Telstra	173,287	[a]	392,254
TPG Telecom	14,383	[a]	73,196
Transurban Group	108,918		964,494
Treasury Wine Estates	30,068	[a]	337,757
Vicinity Centres	137,818		262,146
Washington H Soul Pattinson & Co.	3,919		74,958
Wesfarmers	47,644	[a]	1,115,591
Westpac Banking	143,724		2,569,857
Woodside Petroleum	39,011	[a]	972,297
Woolworths Group	54,601	[a]	1,166,996
WorleyParsons	14,225	[a]	144,036
			39,280,780
Austria - .2%
ANDRITZ	3,131	[a]	154,582
Erste Group Bank	12,465		434,151
OMV	6,042	[a]	299,912
Raiffeisen Bank International	5,860	[a]	154,993
Verbund	2,984	[a]	152,538
Voestalpine	4,531	[a]	144,605
			1,340,781
Belgium - .9%
Ageas	7,405	[a]	344,019
Anheuser-Busch InBev	31,900		2,435,730
Colruyt	2,524	[a]	181,292
Groupe Bruxelles Lambert	3,239	[a]	305,307
KBC Group	10,528		714,578

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Belgium - .9% (continued)
Proximus	6,406		171,781
Solvay	3,170		345,130
Telenet Group Holding	2,038	[a]	94,352
UCB	5,316	[a]	460,325
Umicore	8,575	[a]	361,821
			5,414,335
Chile - .0%
Antofagasta	16,439	[a]	187,930
China - .1%
BeiGene, ADR	1,403	[a,c]	181,660
Minth Group	28,000	[a]	97,545
Yangzijiang Shipbuilding Holdings	91,000	[a]	94,838
			374,043
Denmark - 1.6%
AP Moller - Maersk, Cl. A	154	[a]	192,455
AP Moller - Maersk, Cl. B	272	[a]	362,049
Carlsberg, Cl. B	4,489	[a]	513,514
Charles Hansen Holding	4,211		399,307
Coloplast, Cl. B	4,988		455,626
Danske Bank	29,986	[a]	554,831
DSV	7,955	[a]	634,266
Genmab	2,584	[a]	375,185
H Lundbeck	2,953	[a]	129,507
ISS	6,826	[a]	193,118
Novo Nordisk, Cl. B	75,959	[a]	3,562,317
Novozymes, Cl. B	9,310		388,837
Orsted	7,928	[d]	570,690
Pandora	4,530	[a]	196,512
Tryg	5,238		133,650
Vestas Wind Systems	8,256	[a]	681,001
William Demant Holding	4,279	[a]	135,119
			9,477,984
Finland - 1.2%
Elisa	5,958		249,351
Fortum	18,444	[a]	418,620
Kone, Cl. B	13,972		678,408
Metso	4,141	[a]	121,429
Neste	5,442	[a]	498,885
Nokia	236,251	[a]	1,489,223
Nokian Renkaat	4,816	[a]	159,980
Nordea Bank	126,941	[a]	1,153,203
Orion, Cl. B	4,244	[a]	149,924
Sampo, Cl. A	18,673	[a]	854,727
Stora Enso, Cl. R	22,540	[a]	301,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Finland - 1.2% (continued)
UPM-Kymmene	22,343		646,041
Wartsila	17,967		292,425
			7,013,961
France - 10.2%
Accor	7,811	[a]	340,259
Aeroports de Paris	1,220		233,795
Air Liquide	17,930	[a]	2,178,102
Airbus Group	24,370	[a]	2,803,665
Alstom	6,261	[a]	252,525
Amundi	2,557	[a,d]	147,345
Arkema	2,846	[a]	270,981
Atos	3,916	[a]	358,577
AXA	80,405	[a]	1,865,821
BioMerieux	1,765	[a]	124,959
BNP Paribas	47,092	[a]	2,213,107
Bollore	37,683	[a]	155,636
Bouygues	9,387	[a]	332,583
Bureau Veritas	11,256	[a]	250,482
Capgemini	6,600	[a]	731,505
Carrefour	24,125	[a]	477,520
Casino Guichard Perrachon	2,041	[c]	100,551
Cie de St-Gobain	20,523	[a]	709,012
Cie Generale des Etablissements
Michelin	7,031	[a]	765,120
CNP Assurances	6,982	[a]	158,796
Covivio	1,962	[a]	200,762
Credit Agricole	47,059	[a]	537,743
Danone	25,833	[a]	1,878,847
Dassault Aviation	105	[a]	156,408
Dassault Systemes	5,465	[a]	687,380
Edenred	10,091	[a]	409,738
Eiffage	3,157	[a]	295,951
Electricite de France	24,507		405,385
Engie	76,725	[a]	1,230,299
EssilorLuxottica	11,948	[a]	1,514,130
Eurazeo	1,930	[a]	143,576
Eutelsat Communications	6,845		145,094
Faurecia	3,057	[a]	134,206
Gecina	1,887	[a]	277,352
Getlink	19,532	[a]	285,930
Hermes International	1,322	[a]	795,036
ICADE	1,449	[a]	122,142
Iliad	1,145	[a]	131,452
Imerys	1,513	[a]	79,884

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
France - 10.2% (continued)
Ingenico Group	2,442	[a]	133,345
Ipsen	1,515	[a]	190,875
JCDecaux	3,285	[a]	97,545
Kering	3,179		1,597,828
Klepierre	8,463	[a]	290,727
Legrand	11,154	[a]	662,038
L'Oreal	10,549	[a]	2,541,415
LVMH Moet Hennessy Louis Vuitton	11,615		3,730,499
Natixis	40,044	[a]	205,480
Orange	83,712		1,301,264
Pernod Ricard	8,908		1,479,615
Peugeot	24,656	[a]	622,118
Publicis Groupe	8,969	[a]	547,620
Remy Cointreau	855	[a]	99,459
Renault	8,146	[a]	577,928
Rexel	12,502	[a]	142,640
Safran	13,984	[a]	1,837,658
Sanofi	47,081	[a]	4,091,165
Sartorius Stedim Biotech	1,221	[a]	134,702
Schneider Electric	22,822	[a]	1,625,940
SCOR	6,634	[a]	279,028
SEB	924	[a]	141,885
Societe BIC	980	[a]	98,287
Societe Generale	32,262		1,004,310
Sodexo	3,813		397,382
Suez	16,160	[a]	207,137
Teleperformance	2,368	[a]	407,286
Thales	4,457		494,192
Total	100,174		5,496,824
Ubisoft Entertainment	3,389	[a]	301,578
Unibail-Rodamco-Westfield	4,445	[a]	801,669
Unibail-Rodamco-Westfield-CDI	29,680	[a]	266,029
Valeo	9,750	[a]	305,571
Veolia Environnement	22,477	[a]	474,605
Vinci	21,042		1,855,042
Vivendi	43,880	[a]	1,118,687
Wendel	1,070	[a]	130,682
			59,591,711
Germany - 7.8%
1&1 Drillisch	2,258	[a]	93,661
adidas	7,892	[a]	1,876,175
Allianz	17,972	[a]	3,803,848
Axel Springer	1,985	[a]	121,296
BASF	38,425	[a]	2,807,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Germany - 7.8% (continued)
Bayer	39,010	[a]	2,955,478
Bayerische Motoren Werke	13,909	[a]	1,169,489
Beiersdorf	4,236	[a]	423,176
Brenntag	6,431	[a]	303,688
Commerzbank	41,905	[a]	300,255
Continental	4,528	[a]	713,395
Covestro	8,179	[a,d]	451,089
Daimler	38,082	[a]	2,251,745
Delivery Hero	3,669	[a,d]	135,292
Deutsche Bank	82,825	[a]	734,094
Deutsche Boerse	8,116	[a]	1,080,154
Deutsche Lufthansa	10,025	[a]	253,154
Deutsche Post	41,044	[a]	1,210,213
Deutsche Telekom	139,497	[a]	2,266,062
Deutsche Wohnen	14,904	[a]	743,764
E.ON	90,708	[a]	1,005,226
Evonik Industries	6,850	[a]	187,106
Fraport Frankfurt Airport Services
Worldwide	1,702	[a]	134,339
Fresenius & Co.	17,554	[a]	909,412
Fresenius Medical Care & Co.	8,893	[a]	655,793
GEA Group	7,022	[a]	193,047
Hannover Rueck	2,517	[a]	362,556
HeidelbergCement	6,162	[a]	425,786
Henkel & Co.	4,244	[a]	388,545
HOCHTIEF	849	[a]	126,826
HUGO BOSS	2,589	[a]	185,614
Infineon Technologies	47,809		1,062,409
Innogy	5,409	[a]	231,548
KION Group	3,038	[a]	175,347
LANXESS	3,429	[a]	188,457
Merck	5,411	[a]	567,284
METRO	7,713		130,167
MTU Aero Engines	2,124	[a]	457,487
Muenchener Rueckversicherungs	6,275	[a]	1,396,372
OSRAM Licht	3,983		169,218
ProSiebenSat.1 Media	9,404	[a]	168,116
Puma	333	[a]	185,438
RWE	21,113	[a]	522,353
SAP	41,077	[a]	4,242,760
Siemens	31,983		3,506,570
Siemens Healthineers	6,239	[d]	245,833
Symrise	5,194	[a]	431,662
Telefonica Deutschland Holding	30,497		106,838

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Germany - 7.8% (continued)
ThyssenKrupp	17,712		313,613
TUI	18,059		273,633
Uniper	8,104	[a]	234,501
United Internet	5,130	[a]	203,037
Volkswagen	1,388	[a]	241,480
Vonovia	20,491		1,026,946
Wirecard	4,948	[a]	819,438
Zalando	4,413	[a,d]	134,652
			45,302,759
Hong Kong - 3.6%
AIA Group	504,800	[a]	4,536,457
ASM Pacific Technology	12,900	[a]	138,616
Bank of East Asia	49,550	[a]	167,781
BOC Hong Kong Holdings	152,500	[a]	591,327
CK Asset Holdings	106,475	[a]	903,233
CK Hutchison Holdings	113,475	[a]	1,153,103
CK Infrastructure Holdings	28,000	[a]	226,145
CLP Holdings	68,288		794,471
Dairy Farm International Holdings	13,500	[a]	121,935
Galaxy Entertainment Group	98,277	[a]	691,613
Hang Lung Group	36,000		105,553
Hang Lung Properties	84,000		183,173
Hang Seng Bank	31,600	[a]	729,918
Henderson Land Development	55,217	[a]	315,655
HK Electric Investments	106,500	[a]	108,454
HKT Trust	161,660	[a]	238,344
Hong Kong & China Gas	384,964	[a]	835,871
Hong Kong Exchanges & Clearing	49,135	[a]	1,529,463
Hongkong Land Holdings	49,000	[a]	351,859
Hysan Development	27,000	[a]	141,115
Jardine Matheson Holdings	9,146	[a]	612,102
Jardine Strategic Holdings	9,200	[a]	352,576
Kerry Properties	28,500	[a]	118,709
Link REIT	89,000		976,046
Melco Resorts & Entertainment, ADR	9,830		212,131
MTR	64,395	[a]	359,618
New World Development	261,566		410,342
NWS Holdings	64,918		148,959
PCCW	167,000	[a]	99,679
Power Assets Holdings	58,500	[a]	395,314
Shangri-La Asia	49,000	[a]	63,610
Sino Land	141,730	[a]	254,157
SJM Holdings	78,530	[a]	82,415
Sun Hung Kai Properties	67,199		1,135,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Hong Kong - 3.6% (continued)
Swire Pacific, Cl. A	21,000	[a]	248,223
Swire Properties	48,800	[a]	191,171
Techtronic Industries	57,365	[a]	333,926
WH Group	362,000	[a,d]	315,741
Wharf Holdings	50,311	[a]	151,726
Wharf Real Estate Investment	50,311	[a]	346,946
Wheelock & Co.	34,000	[a]	220,109
Yue Yuen Industrial Holdings	32,800	[a]	112,069
			21,005,036
Ireland - .7%
AerCap Holdings	5,446	[a]	257,378
AIB Group	34,440	[a]	153,870
Bank of Ireland Group	38,943	[a]	233,504
CRH	34,983	[a]	1,007,261
DCC	3,971		324,556
James Hardie Industries-CDI	18,436		205,745
Kerry Group, Cl. A	6,629	[a]	677,624
Kingspan Group	6,500	[a]	265,720
Paddy Power Betfair	3,405	[a]	278,602
Ryanair Holdings	3,900	[a]	49,131
Smurfit Kappa Group	9,519	[a]	274,617
			3,728,008
Isle Of Man - .0%
GVC Holdings	22,439	[a]	197,803
Israel - .6%
Azrieli Group	1,603	[a]	85,364
Bank Hapoalim	45,734	[a]	309,964
Bank Leumi Le-Israel	63,476		419,288
Bezeq The Israeli Telecommunication
Corporation	79,342	[a]	63,658
Check Point Software Technologies	5,187	[a,c]	580,529
Elbit Systems	962		118,837
Israel Chemicals	30,384		176,304
Israel Discount Bank, Cl. A	1		3
Mizrahi Tefahot Bank	6,222	[a]	115,746
NICE	2,635	[a]	289,852
Teva Pharmaceutical Industries, ADR	40,433	[a]	802,595
Wix.com	1,882	[a]	205,797
			3,167,937
Italy - 1.9%
Assicurazioni Generali	48,933	[a]	857,074
Atlantia	20,827	[a]	492,124
Davide Campari-Milano	24,584	[a]	220,803
Enel	340,629		2,054,166

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Italy - 1.9% (continued)
Eni	106,609	[a]	1,805,633
Ferrari	5,141	[a]	639,316
Intesa Sanpaolo	624,163	[a]	1,426,283
Leonardo	17,321	[a]	167,761
Mediobanca Banca di Credito
Finanziario	25,563		222,413
Moncler	7,581	[a]	285,536
Pirelli & C	15,955	[a,d]	104,208
Poste Italiane	21,336	[d]	183,600
Prysmian	10,097	[a]	216,359
Recordati	4,207		152,380
Snam	93,215		445,102
Telecom Italia	474,399	[a]	263,400
Telecom Italia-RSP	232,484	[a]	113,715
Terna Rete Elettrica Nazionale	58,277		358,408
UniCredit	84,392	[a]	975,396
			10,983,677
Japan - 23.5%
ABC-Mart	1,500		85,939
Acom	15,500		54,452
Aeon	25,300		514,581
AEON Financial Service	4,860		94,051
AEON Mall	4,480		74,464
AGC	7,760		262,645
Air Water	5,500		91,602
Aisin Seiki	6,600		260,086
Ajinomoto	18,900		326,486
Alfresa Holdings	7,600		209,374
Alps Alpine	9,200		193,529
Amada Holdings	13,900		139,441
ANA Holdings	4,900		180,429
Aozora Bank	4,795		147,532
Asahi Group Holdings	15,200		634,819
Asahi Intecc	4,200		182,925
Asahi Kasei	52,900		579,245
Asics	5,900		85,094
Astellas Pharma	79,095		1,169,982
Bandai Namco Holdings	8,250		363,324
Bank of Kyoto	2,000		85,049
Benesse Holdings	3,200		83,542
Bridgestone	25,600		984,655
Brother Industries	9,400		158,222
CALBEE	3,500		112,253
Canon	42,017		1,202,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Casio Computer	8,500		113,063
Central Japan Railway	6,000		1,294,908
Chiba Bank	25,000		152,009
Chubu Electric Power	24,700		390,133
Chugai Pharmaceutical	9,428		555,913
Chugoku Electric Power	12,000		163,859
Coca-Cola Bottlers Japan Holdings	5,400		166,480
Concordia Financial Group	45,000		185,168
Credit Saison	6,200		81,439
CyberAgent	4,000		129,470
Dai Nippon Printing	9,900		228,768
Daicel	10,000		104,763
Daifuku Co.	4,300		215,274
Dai-ichi Life Insurance	44,500		719,255
Daiichi Sankyo	23,883		826,827
Daikin Industries	10,400		1,124,173
Daito Trust Construction	3,100		431,303
Daiwa House Industry	23,400		758,502
Daiwa House REIT Investment
Corporation	73		171,733
Daiwa Securities Group	68,800		343,478
Dena	4,300		75,889
Denso	18,400		843,716
Dentsu	8,800		417,366
Disco	1,200		177,309
East Japan Railway	12,800		1,183,932
Eisai	10,600		822,291
Electric Power Development	6,080		151,791
Familymart Uny Holdings	2,617		306,458
FANUC	8,029	[a]	1,354,292
Fast Retailing	2,458		1,125,877
Fuji Electric	4,700		144,673
FUJIFILM Holdings	16,100		690,282
Fujitsu	8,280		553,230
Fukuoka Financial Group	5,800		128,071
Hakuhodo DY Holdings	9,900		152,010
Hamamatsu Photonics	6,100		217,992
Hankyu Hanshin Holdings	9,300		331,562
Hikari Tsushin	900		144,127
Hino Motors	11,300		113,243
Hirose Electric	1,233		132,072
Hisamitsu Pharmaceutical	2,400		122,379
Hitachi	40,580		1,273,677
Hitachi Chemical	4,000		65,714

Description	Shares	Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Hitachi Construction Machinery	4,600	116,138
Hitachi High-Technologies	2,700	97,228
Hitachi Metals	7,900	88,460
Honda Motor	68,259	2,037,181
Hoshizaki	2,200	156,606
Hoya	16,000	926,428
Hulic	11,200	103,171
Idemitsu Kosan	5,400	189,647
IHI	6,000	189,528
Iida Group Holdings	5,800	105,592
INPEX	43,600	416,396
Isetan Mitsukoshi Holdings	14,520	149,171
Isuzu Motors	23,000	341,446
ITOCHU	59,400	1,086,595
J Front Retailing	9,200	105,286
Japan Airlines	5,000	182,054
Japan Airport Terminal	1,800	68,846
Japan Exchange Group	20,800	365,128
Japan Post Bank	17,400	202,453
Japan Post Holdings	65,700	806,609
Japan Prime Realty Investment	35	142,572
Japan Real Estate Investment	55	322,221
Japan Retail Fund Investment	112	229,422
Japan Tobacco	46,200	1,166,821
JFE Holdings	19,960	351,365
JGC	8,700	132,676
JSR	8,100	130,662
JTEKT	8,200	106,134
JXTG Holdings	134,226	727,090
Kajima	18,400	261,485
Kakaku.com	5,100	89,294
Kamigumi	4,700	103,949
Kaneka	2,000	78,141
Kansai Electric Power	29,599	449,687
Kansai Paint	7,800	136,931
Kao	20,800	1,465,808
Kawasaki Heavy Industries	5,900	148,222
KDDI	73,463	1,838,311
Keihan Holdings	4,200	173,084
Keikyu	8,700	148,000
Keio	4,400	251,957
Keisei Electric Railway	5,100	161,602
Keyence	4,070	2,090,916
Kikkoman	6,000	318,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Kintetsu Group Holdings	7,335		319,622
Kirin Holdings	34,700		825,865
Kobayashi Pharmaceutical Co.	2,000		126,849
Kobe Steel	13,300	[a]	106,381
Koito Manufacturing	4,300		258,002
Komatsu	38,900		988,347
Konami Holdings	3,900		179,444
Konica Minolta	18,000		180,711
Kose	1,200		176,305
Kubota	41,700		656,607
Kuraray	13,000		199,521
Kurita Water Industries	4,300		109,023
Kyocera	13,200		741,352
Kyowa Hakko Kirin	10,705		204,498
Kyushu Electric Power	16,000		197,757
Kyushu Railway	6,700		228,269
Lawson	2,100		129,386
LINE	2,800	[a]	97,969
Lion	9,400		195,473
LIXIL Group	10,824		159,136
M3	17,000		245,960
Makita	9,300		329,167
Marubeni	65,600		510,213
Marui Group	7,500		151,946
Maruichi Steel Tube	2,000		64,108
Mazda Motor	23,800		262,365
McDonald's Holdings Co. Japan	2,800		123,866
Mebuki Financial Group	34,130		95,611
Medipal Holdings	7,300		168,570
MEIJI Holdings	5,242		405,036
MinebeaMitsumi	15,900		260,706
MISUMI Group	11,638		265,481
Mitsubishi	56,698		1,656,576
Mitsubishi Chemical Holdings	52,480		449,805
Mitsubishi Electric	76,800		963,448
Mitsubishi Estate	49,300		871,842
Mitsubishi Gas Chemical	6,700		105,552
Mitsubishi Heavy Industries	12,470		481,697
Mitsubishi Materials	4,600		131,395
Mitsubishi Motors	28,600		176,815
Mitsubishi Tanabe Pharma	10,700		167,249
Mitsubishi UFJ Financial Group	491,890		2,646,836
Mitsubishi UFJ Lease & Finance	15,000		76,661
Mitsui & Co.	69,500		1,135,792

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Mitsui Chemicals	7,600		190,167
Mitsui Fudosan	36,786		891,535
Mitsui OSK Lines	5,000		124,569
Mizuho Financial Group	1,011,300		1,670,368
Monotaro	5,500		116,904
MS&AD Insurance Group Holdings	19,657		583,803
Murata Manufacturing	7,600		1,076,814
Nabtesco	4,700		123,823
Nagoya Railroad	7,600		200,240
NEC	11,080		371,412
NEXON	19,200	[a]	293,542
NGK Insulators	11,100		170,262
NGK Spark Plug	6,626		142,325
NH Foods	4,000		158,231
Nidec	9,300		1,114,936
Nikon	13,460		230,671
Nintendo	4,725		1,468,524
Nippon Building Fund	56		362,020
Nippon Electric Glass	3,417		94,799
Nippon Express	3,000		189,705
Nippon Paint Holdings	6,000		200,631
Nippon Prologis REIT	74		161,418
Nippon Steel & Sumitomo Metal	33,761	[a]	623,950
Nippon Telegraph & Telephone	29,100		1,248,998
Nippon Yusen	5,880		98,270
Nissan Chemical	5,100		270,759
Nissan Motor	95,700		814,585
Nisshin Seifun Group	8,138		163,835
Nissin Foods Holdings	2,500		158,720
Nitori Holdings	3,300		429,185
Nitto Denko	7,000		394,869
Nomura Holdings	144,900	[a]	588,721
Nomura Real Estate Holdings	5,500		106,737
Nomura Real Estate Master Fund	158		226,215
Nomura Research Institute	4,583		186,935
NSK	14,200		138,133
NTT Data	26,400		314,538
NTT DOCOMO	55,600		1,331,346
Obayashi	27,600		261,892
Obic	2,600		245,554
Odakyu Electric Railway	12,500		280,677
Oji Holdings	36,000		208,201
Olympus	12,100		498,533
Omron	7,800		318,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Ono Pharmaceutical	15,900		346,249
Oracle Japan	1,600		116,471
Oriental Land	8,400		858,706
ORIX	54,600		822,429
Osaka Gas	15,400		303,757
OTSUKA	4,400		142,469
Otsuka Holdings	16,500		677,045
Pan Pacific International Holdings	5,000		290,609
Panasonic	90,895		887,644
Park24	4,700		112,283
Persol Holdings Co.	7,500		133,221
Pigeon	5,000		195,874
Pola Orbis Holdings	3,900		116,250
Rakuten	35,100		264,067
Recruit Holdings	46,300		1,239,052
Renesas Electronics	33,400	[a]	191,690
Resona Holdings	87,900		443,953
Ricoh	27,200		289,470
Rinnai	1,400		92,582
Rohm	3,900		273,820
Ryohin Keikaku	1,000		236,976
Sankyo	2,000		77,333
Santen Pharmaceutical	14,600		201,167
SBI Holdings	9,030		192,323
Secom	8,800		735,521
Sega Sammy Holdings	7,484		105,170
Seibu Holdings	8,900		154,237
Seiko Epson	11,800		187,263
Sekisui Chemical	15,400		239,538
Sekisui House	26,200		391,259
Seven & i Holdings	31,560		1,373,728
Seven Bank	26,000		77,417
SG Holdings Co.	3,800		102,090
Sharp	8,500	[a]	90,055
Shimadzu	9,100		208,615
Shimamura	1,000		86,423
Shimano	3,100		433,342
Shimizu	22,000		187,020
Shin-Etsu Chemical	15,300		1,291,215
Shinsei Bank	6,900		93,289
Shionogi & Co.	11,300		693,915
Shiseido	16,000		951,750
Shizuoka Bank	17,000		142,399
Showa Denko	5,300		177,277

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Showa Shell Sekiyu	7,500		110,779
SMC	2,400		787,932
Softbank	70,500		869,236
SoftBank Group	34,600		2,715,006
Sohgo Security Services	3,100		134,963
Sompo Holdings	13,970		524,280
Sony	53,080		2,669,778
Sony Financial Holdings	7,000		132,644
Stanley Electric	5,500		159,529
Subaru Corporation	25,400		595,392
Sumco	9,900		136,904
Sumitomo	47,000		725,936
Sumitomo Chemical	61,000		317,460
Sumitomo Dainippon Pharma	6,500		153,056
Sumitomo Electric Industries	31,700		450,326
Sumitomo Heavy Industries	4,300		145,189
Sumitomo Metal Mining	9,800		282,328
Sumitomo Mitsui Financial Group	55,700		2,071,002
Sumitomo Mitsui Trust Holdings	13,864		525,501
Sumitomo Realty & Development Co.	15,000		572,083
Sumitomo Rubber Industries	7,400		102,561
Sundrug	3,000		95,790
Suntory Beverage & Food	5,800		256,537
Suzuken	2,812		147,714
Suzuki Motor	14,300		745,219
Sysmex	7,100		395,117
T&D Holdings	23,200		286,967
Taiheiyo Cement	5,200		177,669
Taisei	8,800		413,059
Taisho Pharmaceutical Holdings	1,400		141,603
Taiyo Nippon Sanso	4,800		75,827
Takashimaya	6,000		81,339
Takeda Pharmaceutical	62,123		2,506,420
TDK	5,400		425,176
Teijin	7,000		120,736
Terumo	12,700		724,256
THK	5,100	[a]	120,969
Tobu Railway	8,000		225,567
Toho	4,700		171,127
Toho Gas	3,200		136,859
Tohoku Electric Power	17,400		235,216
Tokio Marine Holdings	28,200		1,376,723
Tokyo Century	1,700		79,335
Tokyo Electric Power Co. Holdings	61,572	[a]	378,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 23.5% (continued)
Tokyo Electron	6,600		949,302
Tokyo Gas	16,000		419,989
Tokyu	20,810		355,488
Tokyu Fudosan Holdings	26,500		144,551
Toppan Printing	9,600		157,167
Toray Industries	57,500		426,139
Toshiba	27,200		860,617
Tosoh	10,600		150,235
TOTO	5,800		224,765
Toyo Seikan Group Holdings	6,000		134,791
Toyo Suisan Kaisha	3,400		121,964
Toyoda Gosei	2,400		52,310
Toyota Industries	6,000		295,947
Toyota Motor	95,455	[a]	5,865,629
Toyota Tsusho	8,900		283,113
Trend Micro	4,800		255,067
Tsuruha Holdings	1,500		138,736
Unicharm	16,500		508,693
United Urban Investment	116		185,047
USS	9,100		159,158
Welcia Holdings	2,100		79,679
West Japan Railway	6,900		502,490
Yahoo! Japan	115,700		312,607
Yakult Honsha	5,100		338,725
Yamada Denki	26,900		132,395
Yamaguchi Financial Group	8,800		89,467
Yamaha	5,700		249,408
Yamaha Motor	11,200		239,323
Yamato Holdings	12,600		335,479
Yamazaki Baking	5,000		97,867
Yaskawa Electric	9,800		275,566
Yokogawa Electric	9,500		176,467
Yokohama Rubber	4,500		95,238
ZOZO	8,100		163,239
			136,895,602
Luxembourg - .3%
ArcelorMittal	28,079	[a]	651,885
Aroundtown	32,864	[a]	290,532
Eurofins Scientific	476	[a]	192,191
Millicom International Cellular, SDR	2,847		178,565
RTL Group	1,680	[a]	91,863
SES	14,758	[a]	301,126
Tenaris	19,671		246,212
			1,952,374

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Macau - .1%
MGM China Holdings	40,000	[a]	77,231
Sands China	100,213		479,100
Wynn Macau	65,200	[a]	161,947
			718,278
Mexico - .0%
Fresnillo	9,224	[a]	121,682
Netherlands - 4.5%
ABN AMRO Group	17,794	[a,d]	443,493
Aegon	75,949	[a]	390,798
Akzo Nobel	9,456	[a]	817,321
ASML Holding	17,149		3,019,444
EXOR	4,524	[a]	289,122
Heineken	10,904	[a]	980,083
Heineken Holding	4,849	[a]	421,590
ING Groep	161,397	[a]	1,911,352
Koninklijke Ahold Delhaize	52,321	[a]	1,379,815
Koninklijke DSM	7,587	[a]	710,797
Koninklijke KPN	139,890		430,996
Koninklijke Philips	39,462		1,553,193
Koninklijke Vopak	2,912	[a]	148,335
NN Group	12,774	[a]	540,972
NXP Semiconductors	14,469		1,259,237
QIAGEN	9,188	[a]	338,762
Randstad	4,812	[a]	232,619
Royal Dutch Shell, Cl. A	191,956		5,954,027
Royal Dutch Shell, Cl. B	156,503		4,868,324
Wolters Kluwer	11,996	[a]	747,490
			26,437,770
New Zealand - .2%
a2 Milk Co.	29,178	[a]	255,123
Auckland International Airport	41,164	[a]	209,126
Fisher & Paykel Healthcare Corporation	24,032		209,949
Fletcher Building	34,315	[a]	118,593
Meridian Energy	52,186	[a]	127,137
Ryman Healthcare	16,781		121,558
Spark New Zealand	75,655	[a]	212,047
			1,253,533
Norway - .7%
Aker	4,309		143,098
DNB	39,964	[a]	709,117
Equinor	48,608		1,108,943
Gjensidige Forsikring	8,353		144,095
Mowi	17,119		377,272
Norsk Hydro	54,441	[a]	251,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Norway - .7% (continued)
Orkla	33,180	[a]	267,359
Schibsted, Cl. B	4,266	[a]	135,431
Telenor	30,137		570,160
Yara International	7,257	[a]	300,033
			4,006,930
Portugal - .2%
Banco Espirito Santo	118,053	[a,e]	0
Energias de Portugal	107,934	[a]	394,244
Galp Energia	20,573	[a]	320,884
Jeronimo Martins	10,446	[a]	147,969
			863,097
Singapore - 1.3%
Ascendas Real Estate Investment Trust	106,833	[a]	217,557
CapitaLand	106,800	[a]	264,305
CapitaLand Commercial Trust	107,851		150,709
CapitaLand Mall Trust	103,800		185,144
City Developments	17,000	[a]	116,117
ComfortDelGro	93,200	[a]	161,518
DBS Group Holdings	75,288	[a]	1,339,832
Genting Singapore	251,927	[a]	206,347
Golden Agri-Resources	278,440	[a]	52,814
Jardine Cycle & Carriage	4,113	[a]	115,527
Keppel	60,600		274,647
Oversea-Chinese Banking	132,138	[a]	1,131,518
SATS	27,600		99,187
Sembcorp Industries	43,254	[a]	83,197
Singapore Airlines	22,833		163,845
Singapore Exchange	34,000		193,140
Singapore Press Holdings	69,075		128,923
Singapore Technologies Engineering	67,400	[a]	186,415
Singapore Telecommunications	340,751		765,597
Suntec Real Estate Investment Trust	82,800		118,787
United Overseas Bank	56,563	[a]	1,060,074
UOL Group	21,111	[a]	104,180
Venture Corporation	10,900	[a]	132,000
Wilmar International	77,300	[a]	191,614
			7,442,994
South Africa - .0%
Investec	26,558		170,697
Spain - 2.9%
ACS Actividades de Construccion y
Servicios	10,453		432,452
Aena Sme	2,795	[a,d]	482,676
Amadeus IT Group	18,420		1,338,250

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Spain - 2.9% (continued)
Banco Bilbao Vizcaya Argentaria	279,587	[a]	1,656,377
Banco de Sabadell	233,993		268,013
Banco Santander	680,249		3,221,672
Bankia	48,254		140,465
Bankinter	28,227		220,187
CaixaBank	148,383		560,796
Enagas	9,056		263,732
Endesa	12,790		319,627
Ferrovial	20,895		468,422
Grifols	12,418		323,753
Iberdrola	254,508		2,098,939
Iberdrola	5,598	[a]	46,132
Industria de Diseno Textil	45,805		1,277,594
Mapfre	46,873		130,365
Naturgy Energy Group	14,587		406,881
Red Electrica	17,696		407,270
Repsol	59,694		1,048,504
Siemens Gamesa Renewable Energy	10,111	[a]	143,430
Telefonica	195,833		1,681,577
			16,937,114
Sweden - 2.3%
Alfa Laval	11,798	[a]	267,323
Assa Abloy, Cl. B	41,326	[a]	770,062
Atlas Copco, Cl. A	28,053		729,797
Atlas Copco, Cl. B	16,626		396,904
Boliden	11,015	[a]	276,067
Electrolux	9,785	[a]	231,946
Epiroc	27,151	[a]	261,195
Epiroc	15,710	[a]	140,995
Ericsson, Cl. B	129,074		1,149,611
Essity	25,067		693,412
Hennes & Mauritz, Cl. B	37,103		576,769
Hexagon, Cl. B	10,842	[a]	529,066
Husqvarna, Cl. B	17,528	[a]	133,673
ICA Gruppen	3,218	[a,c]	113,188
Industrivarden, Cl. C	6,910	[a]	142,401
Investor, Cl. B	18,798		825,715
Kinnevik AB	9,938	[a]	242,660
L E Lundbergforetagen	3,112	[a]	96,037
Lundin Petroleum	7,919		253,030
Sandvik	47,160		751,861
Securitas, Cl. B	13,365	[a]	214,955
Skandinaviska Enskilda Banken, Cl. A	67,997		712,956
Skanska, Cl. B	14,100	[a]	246,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Sweden - 2.3% (continued)
SKF, Cl. B	15,606		261,813
Svenska Handelsbanken, Cl. A	63,087	[a]	685,111
Swedbank, Cl. A	38,125		864,644
Swedish Match	7,114	[a]	318,622
Tele2, Cl. B	20,360	[a]	254,239
Telia	119,067		518,964
Volvo, Cl. B	64,483		926,428
			13,586,097
Switzerland - 8.8%
ABB	77,294	[a]	1,476,979
Adecco Group	6,479	[a]	324,474
Baloise Holding	2,039	[a]	315,471
Barry Callebaut	92		156,472
Cie Financiere Richemont	21,897	[a]	1,510,714
Clariant	7,914	[a]	157,363
Coca-Cola HBC	8,135	[a]	273,188
Credit Suisse Group	107,324	[a]	1,300,770
Dufry	1,417	[a]	141,806
EMS-Chemie Holding	344	[a]	171,993
Ferguson	9,795	[a]	655,282
Geberit	1,549	[a]	605,536
Givaudan	381		924,195
Glencore	473,265	[a]	1,923,807
Julius Baer Group	9,548	[a]	383,705
Kuehne + Nagel International	2,251	[a]	304,770
LafargeHolcim	20,001	[a]	940,760
Lindt & Spruengli	45	[a]	286,497
Lindt & Spruengli	4	[a]	293,559
Lonza Group	3,136	[a]	828,715
Nestle	127,869	[a]	11,137,446
Novartis	90,532		7,901,072
Pargesa Holding-BR	1,544	[a]	121,932
Partners Group Holding	708	[a]	487,209
Roche Holding	29,339		7,793,112
Schindler Holding	853	[a]	180,343
Schindler Holding-PC	1,696	[a]	360,974
SGS	221		533,412
Sika	5,410	[a]	714,493
Sonova Holding	2,340	[a]	438,518
STMicroelectronics	29,100		461,712
Straumann Holding	428	[a]	310,439
Swatch Group	2,353		131,259
Swatch Group-BR	1,313		377,679
Swiss Life Holding	1,433	[a]	591,077

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Switzerland - 8.8% (continued)
Swiss Prime Site	3,077	[a]	260,657
Swiss Re	12,799	[a]	1,227,685
Swisscom	1,074	[a]	514,793
Temenos	2,540	[a]	343,429
UBS Group	161,415	[a]	2,092,152
Vifor Pharma	1,803	[a]	229,266
Zurich Insurance Group	6,340	[a]	1,991,452
			51,176,167
United Arab Emirates - .0%
NMC Health	4,147	[a]	140,233
United Kingdom - 14.2%
3i Group	40,948		457,152
Admiral Group	8,590	[a]	233,535
Anglo American	44,303	[a]	1,130,587
Ashtead Group	20,215		512,319
Associated British Foods	14,759		462,431
AstraZeneca	52,947	[a]	3,835,609
Auto Trader Group	40,945	[d]	245,656
Aviva	165,048	[a]	897,431
Babcock International Group	10,761		74,971
BAE Systems	134,575	[a]	904,075
Barclays	717,826	[a]	1,491,041
Barratt Developments	40,982	[a]	289,557
Berkeley Group Holdings	5,356		263,894
BP	834,564		5,687,594
British American Tobacco	95,935		3,384,825
British Land	39,207		295,065
BT Group	354,429		1,080,975
Bunzl	14,295		450,383
Burberry Group	17,641		417,492
Centrica	228,930	[a]	409,773
CNH Industrial	42,395	[a]	415,759
Coca-Cola European Partners	9,203		437,879
Compass Group	66,446		1,421,637
ConvaTec Group	55,965	[a,d]	104,893
Croda International	5,622	[a]	355,957
Diageo	102,906		3,923,945
Direct Line Insurance Group	56,151	[a]	248,158
easyJet	6,768		112,285
Experian	37,868		949,382
Fiat Chrysler Automobiles	45,805	[a]	782,513
G4S	66,375	[a]	170,386
GlaxoSmithKline	207,317		4,027,502
Hammerson	32,066	[a]	156,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
United Kingdom - 14.2% (continued)
Hargreaves Lansdown	11,889		255,050
HSBC Holdings	831,374	[a]	6,975,216
Imperial Brands	40,053		1,327,161
Informa	53,219	[a]	472,410
InterContinental Hotels Group	7,245		412,920
International Consolidated Airlines
Group	25,819		218,424
Intertek Group	6,547	[a]	421,753
ITV	146,301	[a]	248,342
J Sainsbury	70,525		263,934
John Wood Group	27,264	[a]	193,363
Johnson Matthey	7,793		311,059
Kingfisher	89,958	[a]	262,785
Land Securities Group	29,898		339,669
Legal & General Group	245,689	[a]	836,790
Lloyds Banking Group	2,978,965	[a]	2,267,367
London Stock Exchange Group	13,079	[a]	786,297
Marks & Spencer Group	68,114		258,162
Meggitt	32,324	[a]	218,906
Melrose Industries	204,367	[a]	453,124
Merlin Entertainments	31,172	[a,d]	138,319
Micro Focus International	18,628	[a]	355,256
Mondi	15,694	[a]	379,207
National Grid	141,103		1,533,952
Next	5,633		358,153
Pearson	32,788	[a]	389,956
Persimmon	13,038	[a]	406,565
Prudential	108,567	[a]	2,118,196
Reckitt Benckiser Group	28,119	[a]	2,164,227
RELX	82,002	[a]	1,815,221
Rio Tinto	15,625	[a]	990,789
Rio Tinto	49,116	[a]	2,716,432
Rolls-Royce Holdings	70,962	[a]	824,348
Royal Bank of Scotland Group	201,791	[a]	638,310
Royal Mail	38,434		135,281
RSA Insurance Group	43,273	[a]	291,368
Sage Group	45,798		375,994
Schroders	5,179	[a]	177,565
Segro	41,218	[a]	349,991
Severn Trent	9,605		251,864
Smith & Nephew	36,566	[a]	688,790
Smiths Group	15,938	[a]	302,302
SSE	42,485		652,456
St James's Place	21,386	[a]	263,446

Description		Shares		Value ($)
Common Stocks - 94.6% (continued)
United Kingdom - 14.2% (continued)
Standard Chartered		116,967	[a]	943,177
Standard Life Aberdeen		97,196	[a]	321,192
Taylor Wimpey		132,556	[a]	287,416
Tesco		407,391	[a]	1,192,583
Unilever		64,525		3,447,148
Unilever		47,331		2,479,656
United Utilities Group		27,251		297,120
Vodafone Group		1,118,376		2,037,129
Weir Group		9,698	[a]	191,806
Whitbread		7,508		481,595
Wm Morrison Supermarkets		96,648	[a]	297,119
WPP		52,373	[a]	598,069
				83,045,907
United States - .1%
Carnival		7,107		401,439
Total Common Stocks (cost $444,716,596)				552,216,659
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	6.28	2,325	[a]	171,515
Fuchs Petrolub	2.34	2,998		140,436
Henkel & Co.	2.00	7,345		713,776
Porsche Automobil Holding	3.02	6,352	[a]	412,973
Sartorius	.36	1,419		212,716
Volkswagen	2.65	7,791		1,325,313
Total Preferred Stocks (cost $2,203,860)				2,976,729
		Number of
		Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y
Servicios
(cost $5,348)		10,453		5,737
		Principal
		Amount ($)
Short-Term Investments - .2%
U. S. Treasury Bills - .2%
2.39%, 3/7/19
(cost $1,037,691)		1,040,000	[f,g]	1,037,692

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
	Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,700,267)	2.37	17,700,267 [h]	17,700,267

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $217,439)	2.37	217,439 [h]	217,439
Total Investments (cost $465,881,201)		98.3%	574,154,523
Cash and Receivables (Net)		1.7%	9,732,580
Net Assets		100.0%	583,887,103

ADR—American Depository Receipt
CDI—Chess Depository Interest
PC—Participation Certificate
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a] Non-income producing security.
[b] Investment in real estate investment trust.
[c] Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $1,017,831 and the value of the collateral held by the fund was $1,041,502, consisting of cash collateral of $217,439 and U.S. Government & Agency securities valued at $824,063.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $3,703,487 or .63% of net assets.
[e] The fund held Level 3 securities at January 31, 2019, these securities were valued at $0 or .0% of net assets.
[f] Held by a counterparty for open exchange traded derivative contracts.
[g] Security is a discount security. Income is recognized through the accretion of discount.
[h] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
January 31, 2019 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
MSCI EAFE Index	241 3/19	21,181,164	22,028,605	847,441
Gross Unrealized Appreciation				847,441

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	1,374,951	550,841,708	†	-	552,216,659
Equity Securities - Preferred
Stocks	-	2,976,729	†	-	2,976,729
Investment Companies	17,917,706	-		-	17,917,706
U.S. Treasury	-	1,037,692		-	1,037,692
Rights	-	5,737	†	-	5,737
Other Financial Instruments:
Futures††	847,441	-		-	847,441

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts ( “forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $108,273,322, consisting of $152,862,675 gross unrealized appreciation and $44,589,353 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .6%
Aptiv	27,457		2,172,672
BorgWarner	21,229		868,266
Ford Motor	399,321		3,514,025
General Motors	133,701		5,217,013
Goodyear Tire & Rubber	25,942		549,711
Harley-Davidson	17,101	[a]	630,343
			12,952,030
Banks - 5.8%
Bank of America	929,026		26,449,370
BB&T	78,462		3,828,946
Citigroup	248,882		16,042,934
Citizens Financial Group	47,504		1,611,336
Comerica	16,599		1,307,005
Fifth Third Bancorp	69,276		1,857,982
First Republic Bank	16,641	[a]	1,608,020
Huntington Bancshares	112,736		1,492,625
JPMorgan Chase & Co.	338,252		35,009,082
KeyCorp	105,823		1,742,905
M&T Bank	14,323		2,356,706
People's United Financial	35,770		585,913
PNC Financial Services Group	46,783		5,738,871
Regions Financial	110,290		1,673,099
SunTrust Banks	45,820		2,722,624
SVB Financial Group	5,400	[b]	1,260,252
U. S. Bancorp	154,447		7,901,509
Wells Fargo & Co.	431,449		21,102,171
Zions Bancorporation	20,841		991,823
			135,283,173
Capital Goods - 6.7%
3M	59,218		11,861,365
A.O. Smith	14,264		682,675
Allegion	9,625		826,403
AMETEK	23,626		1,722,335
Arconic	41,479		780,635
Boeing	53,723		20,716,663
Caterpillar	60,251		8,023,023
Cummins	15,571		2,290,650
Deere & Co.	32,368		5,308,352
Dover	14,651		1,286,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 6.7% (continued)
Eaton	43,502		3,317,028
Emerson Electric	64,040		4,192,699
Fastenal	29,351	[a]	1,774,561
Flowserve	14,173		624,179
Fluor	14,606		534,141
Fortive	30,070		2,254,949
Fortune Brands Home & Security	13,892		629,308
General Dynamics	28,402		4,861,570
General Electric	882,198		8,963,132
Harris	12,215		1,871,094
Honeywell International	74,953		10,765,499
Huntington Ingalls Industries	4,470		922,832
Illinois Tool Works	31,061		4,264,986
Ingersoll-Rand	25,031		2,504,101
Jacobs Engineering Group	11,768		762,566
Johnson Controls International	94,981		3,207,508
L3 Technologies	8,087		1,592,169
Lockheed Martin	24,981		7,236,746
Masco	32,531		1,054,330
Northrop Grumman	17,743		4,889,084
PACCAR	35,907		2,352,627
Parker-Hannifin	13,655		2,250,481
Pentair	16,994		699,983
Quanta Services	15,430		545,296
Raytheon	28,722		4,732,237
Rockwell Automation	12,633		2,141,546
Roper Technologies	10,558		2,990,659
Snap-on	5,714	[a]	948,467
Stanley Black & Decker	15,701		1,985,234
Textron	25,513		1,358,057
TransDigm Group	4,961	[b]	1,939,751
United Rentals	8,459	[b]	1,059,574
United Technologies	82,087		9,692,012
W.W. Grainger	4,709	[a]	1,390,992
Xylem	18,447		1,314,533
			155,122,829
Commercial & Professional Services - .7%
Cintas	8,903		1,669,402
Copart	20,502	[a,b]	1,038,016
Equifax	12,117		1,296,761
IHS Markit	36,301	[b]	1,884,748
Nielsen Holdings	36,189		929,334
Republic Services	21,715		1,665,758
Robert Half International	12,436		801,251

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - .7% (continued)
Rollins	14,656	[a]	545,789
Verisk Analytics	16,760	[b]	1,967,792
Waste Management	40,348		3,860,093
			15,658,944
Consumer Durables & Apparel - 1.2%
Capri Holdings	14,939	[b]	634,609
D.R. Horton	35,310		1,357,670
Garmin	12,003		830,368
Hanesbrands	35,256	[a]	528,487
Hasbro	11,829	[a]	1,071,234
Leggett & Platt	12,795	[a]	524,083
Lennar, Cl. A	29,695		1,408,137
Mattel	36,490	[a,b]	432,042
Mohawk Industries	6,561	[b]	844,991
Newell Brands	42,514	[a]	901,722
NIKE, Cl. B	129,220		10,580,534
PulteGroup	26,852		746,754
PVH	7,928		865,024
Ralph Lauren	5,489		637,492
Tapestry	28,217		1,092,280
Under Armour, Cl. A	19,364	[b]	401,609
Under Armour, Cl. C	19,496	[a,b]	369,254
VF	33,512		2,820,705
Whirlpool	6,517		866,826
			26,913,821
Consumer Services - 1.8%
Carnival	40,872		2,353,410
Chipotle Mexican Grill	2,353	[b]	1,246,172
Darden Restaurants	12,797		1,342,789
H&R Block	22,272	[a]	525,396
Hilton Worldwide Holdings	30,363		2,261,436
Marriott International, Cl. A	28,855		3,304,763
McDonald's	78,342		14,005,983
MGM Resorts International	51,794		1,524,815
Norwegian Cruise Line Holdings	21,248	[b]	1,092,785
Royal Caribbean Cruises	17,143		2,058,017
Starbucks	127,091		8,659,981
Wynn Resorts	9,898		1,217,553
Yum! Brands	31,833		2,991,665
			42,584,765
Diversified Financials - 5.2%
Affiliated Managers Group	5,293		555,500
American Express	71,195		7,311,726
Ameriprise Financial	14,166		1,793,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 5.2% (continued)
Bank of New York Mellon	92,558		4,842,635
Berkshire Hathaway	197,710	[b]	40,637,313
BlackRock	12,372		5,135,370
Capital One Financial	48,129		3,878,716
Cboe Global Markets	11,761		1,096,948
Charles Schwab	121,562		5,685,455
CME Group	36,016		6,564,996
Discover Financial Services	35,122		2,370,384
E*TRADE Financial	26,323		1,228,231
Franklin Resources	30,148	[a]	892,682
Goldman Sachs	35,216		6,973,120
Intercontinental Exchange	58,726		4,507,808
Invesco	40,325	[a]	734,722
Jefferies Financial Group	28,211		587,071
Moody's	16,729		2,651,714
Morgan Stanley	133,627		5,652,422
MSCI	9,195		1,565,633
Nasdaq	12,268		1,080,075
Northern Trust	22,741		2,011,669
Raymond James Financial	12,841		1,033,701
S&P Global	25,527		4,892,250
State Street	38,685		2,742,767
Synchrony Financial	69,940		2,100,998
T. Rowe Price Group	25,062		2,342,295
			120,869,617
Energy - 5.4%
Anadarko Petroleum	52,633		2,491,120
Apache	39,931	[a]	1,310,535
Baker Hughes	51,418		1,211,922
Cabot Oil & Gas	46,609	[a]	1,162,895
Chevron	194,197		22,264,686
Cimarex Energy	9,612		724,168
Concho Resources	20,388	[b]	2,443,298
ConocoPhillips	117,175		7,931,576
Devon Energy	47,924		1,277,175
Diamondback Energy	15,538		1,602,279
EOG Resources	58,926		5,845,459
Exxon Mobil	430,189		31,524,250
Halliburton	89,747		2,814,466
Helmerich & Payne	11,265		630,727
Hess	25,049		1,352,646
HollyFrontier	16,684		939,977
Kinder Morgan	194,880		3,527,328
Marathon Oil	86,676		1,368,614

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 5.4% (continued)
Marathon Petroleum	69,959		4,635,483
National Oilwell Varco	37,669		1,110,482
Newfield Exploration	21,816	[b]	398,796
Noble Energy	48,013		1,072,610
Occidental Petroleum	76,876		5,133,779
ONEOK	41,184		2,644,425
Phillips 66	43,537		4,153,865
Pioneer Natural Resources	17,034	[b]	2,424,279
Schlumberger	140,695		6,220,126
TechnipFMC	44,139		1,013,431
Valero Energy	43,745		3,841,686
Williams Cos.	123,110		3,315,352
			126,387,435
Food & Staples Retailing - 1.5%
Costco Wholesale	44,605		9,573,571
Kroger	81,362		2,304,985
Sysco	48,034		3,066,971
Walgreens Boots Alliance	82,131		5,934,786
Walmart	144,938		13,889,409
			34,769,722
Food, Beverage & Tobacco - 3.9%
Altria Group	190,322		9,392,391
Archer-Daniels-Midland	57,681		2,589,877
Brown-Forman, Cl. B	18,138		857,021
Campbell Soup	19,182		679,618
Coca-Cola	389,189		18,731,667
ConAgra Brands	49,052		1,061,485
Constellation Brands, Cl. A	17,099		2,969,412
General Mills	60,084		2,670,133
Hershey	14,624		1,551,606
Hormel Foods	27,070	[a]	1,145,602
J.M. Smucker	11,447		1,200,561
Kellogg	24,884		1,468,405
Kraft Heinz	63,371		3,045,610
Lamb Weston Holdings	14,724		1,064,545
McCormick & Co.	12,615	[a]	1,559,719
Molson Coors Brewing, Cl. B	18,760		1,249,604
Mondelez International, Cl. A	147,792		6,836,858
Monster Beverage	39,795	[b]	2,277,866
PepsiCo	143,443		16,161,723
Philip Morris International	157,935		12,116,773
Tyson Foods, Cl. A	30,073		1,862,120
			90,492,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 6.6%
Abbott Laboratories	178,415		13,020,727
ABIOMED	4,564	[b]	1,602,283
Align Technology	7,449	[b]	1,854,429
AmerisourceBergen	16,340		1,362,266
Anthem	26,500		8,029,500
Baxter International	50,684		3,674,083
Becton Dickinson and Co.	27,129		6,767,600
Boston Scientific	139,938	[b]	5,338,635
Cardinal Health	31,757		1,586,897
Centene	20,805	[b]	2,716,509
Cerner	33,496	[b]	1,839,265
Cigna	38,827	[b]	7,758,054
Cooper	4,848		1,351,428
CVS Health	131,070		8,591,638
Danaher	62,355		6,916,417
DaVita	12,477	[b]	700,334
Dentsply Sirona	23,508		986,161
Edwards Lifesciences	21,075	[b]	3,591,602
HCA Healthcare	27,125		3,782,039
Henry Schein	15,919	[b]	1,236,906
Hologic	28,266	[b]	1,255,010
Humana	14,102		4,357,377
IDEXX Laboratories	9,018	[b]	1,918,850
Intuitive Surgical	11,500	[b]	6,021,860
Laboratory Corporation of America
Holdings	10,260	[b]	1,429,731
McKesson	20,025		2,568,206
Medtronic	136,355		12,052,418
Quest Diagnostics	13,873		1,211,807
ResMed	14,133		1,345,038
Stryker	31,255		5,549,950
Teleflex	4,238		1,159,093
UnitedHealth Group	97,753		26,412,861
Universal Health Services, Cl. B	8,510		1,127,830
Varian Medical Systems	8,956	[b]	1,182,461
WellCare Health Plans	5,077	[b]	1,403,689
Zimmer Biomet Holdings	20,415		2,236,667
			153,939,621
Household & Personal Products - 1.8%
Church & Dwight	24,919		1,610,017
Clorox	12,931		1,918,702
Colgate-Palmolive	87,375		5,651,415
Coty	46,203	[a,b]	358,535
Estee Lauder, Cl. A	22,686		3,094,824

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Household & Personal Products - 1.8% (continued)
Kimberly-Clark	34,941		3,891,729
Procter & Gamble	253,115		24,418,004
			40,943,226
Insurance - 2.4%
Aflac	78,140		3,727,278
Allstate	35,549		3,123,691
American International Group	91,133		3,939,680
Aon	24,838		3,880,441
Arthur J. Gallagher & Co.	17,896		1,337,010
Assurant	5,358		516,458
Brighthouse Financial	12,166	[b]	454,278
Chubb	46,671		6,209,577
Cincinnati Financial	14,773		1,198,386
Everest Re Group	3,971		869,848
Hartford Financial Services Group	36,102		1,693,906
Lincoln National	21,638		1,265,607
Loews	27,284		1,306,904
Marsh & McLennan Cos.	50,795		4,479,611
MetLife	101,892		4,653,408
Principal Financial Group	27,608		1,382,333
Progressive	59,556		4,007,523
Prudential Financial	41,931		3,863,522
Torchmark	10,607		888,442
Travelers	26,887		3,375,394
Unum Group	22,547		783,734
Willis Towers Watson	13,585		2,211,502
			55,168,533
Materials - 2.6%
Air Products & Chemicals	22,384		3,679,706
Albemarle	10,531	[a]	850,168
Avery Dennison	9,040		944,228
Ball	34,284		1,792,368
Celanese, Ser. A	13,591	[b]	1,301,474
CF Industries Holdings	23,818		1,039,656
DowDuPont	233,002		12,537,838
Eastman Chemical	14,348		1,156,736
Ecolab	25,559		4,042,667
FMC	13,882		1,107,784
Freeport-McMoRan	147,395		1,715,678
International Flavors & Fragrances	10,074	[a]	1,428,292
International Paper	42,000		1,992,060
Linde	55,960		9,122,040
LyondellBasell Industries, Cl. A	32,855		2,857,399
Martin Marietta Materials	6,318		1,116,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.6% (continued)
Mosaic	34,573		1,116,016
Newmont Mining	53,094		1,811,036
Nucor	32,426		1,985,768
Packaging Corporation of America	9,065		855,011
PPG Industries	24,832		2,618,286
Sealed Air	15,344		606,088
Sherwin-Williams	8,283		3,491,450
Vulcan Materials	13,236		1,345,439
WestRock	25,368		1,032,731
			61,546,183
Media & Entertainment - 8.2%
Activision Blizzard	76,967	[b]	3,635,921
Alphabet, Cl. A	30,377	[b]	34,201,161
Alphabet, Cl. C	31,263	[b]	34,901,075
CBS, Cl. B	33,831		1,673,281
Charter Communications, Cl. A	17,987	[b]	5,954,596
Comcast, Cl. A	461,927		16,892,670
Discovery, Cl. A	15,072	[b]	427,743
Discovery, Cl. C	34,302	[b]	914,148
DISH Network, Cl. A	22,140	[b]	679,034
Electronic Arts	30,752	[b]	2,836,564
Facebook, Cl. A	243,805	[b]	40,639,855
Interpublic Group of Companies	38,766		881,927
Netflix	44,299	[b]	15,039,510
News Corp., Cl. A	41,721	[b]	535,280
News Corp., Cl. B	10,883	[b]	140,717
Omnicom Group	22,373	[a]	1,742,409
Take-Two Interactive Software	11,693	[b]	1,234,196
TripAdvisor	9,792	[a,b]	561,865
Twenty-First Century Fox, Cl. A	107,038	[b]	5,278,044
Twenty-First Century Fox, Cl. B	49,479	[b]	2,427,440
Twitter	73,076	[b]	2,452,431
Viacom, Cl. B	36,336		1,069,005
Walt Disney	151,236		16,865,839
			190,984,711
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
AbbVie	152,886		12,275,217
Agilent Technologies	32,207		2,449,342
Alexion Pharmaceuticals	22,831	[b]	2,807,300
Allergan	32,131		4,626,221
Amgen	64,841		12,132,400
Biogen	20,300	[b]	6,775,734
Bristol-Myers Squibb	165,807		8,185,892
Celgene	70,833	[b]	6,265,887

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
(continued)
Eli Lilly & Co.	96,477		11,563,733
Gilead Sciences	130,791		9,156,678
Illumina	14,901	[b]	4,169,151
Incyte	18,224	[b]	1,468,672
IQVIA Holdings	16,446	[b]	2,121,698
Johnson & Johnson	272,520		36,266,962
Merck & Co.	264,808		19,709,659
Mettler-Toledo International	2,593	[b]	1,654,749
Mylan	51,384	[b]	1,538,951
Nektar Therapeutics	17,539	[a,b]	742,601
PerkinElmer	11,166	[a]	1,010,523
Perrigo	13,156	[a]	611,096
Pfizer	588,161		24,967,434
Regeneron Pharmaceuticals	7,816	[b]	3,355,174
Thermo Fisher Scientific	40,861		10,038,322
Vertex Pharmaceuticals	26,062	[b]	4,975,496
Waters	7,722	[b]	1,785,481
Zoetis	49,305		4,248,119
			194,902,492
Real Estate - 3.0%
Alexandria Real Estate Equities	10,413	[c]	1,371,496
American Tower	44,436	[c]	7,680,318
Apartment Investment & Management,
Cl. A	15,741	[c]	779,494
AvalonBay Communities	14,271	[c]	2,753,161
Boston Properties	15,375	[c]	2,027,501
CBRE Group, Cl. A	31,163	[b]	1,425,707
Crown Castle International	41,806	[c]	4,893,810
Digital Realty Trust	21,012	[c]	2,276,440
Duke Realty	38,091	[c]	1,113,781
Equinix	8,107	[c]	3,194,158
Equity Residential	37,490	[c]	2,720,274
Essex Property Trust	6,750	[c]	1,830,600
Extra Space Storage	12,375	[c]	1,220,299
Federal Realty Investment Trust	7,531	[c]	998,385
HCP	48,746	[c]	1,537,449
Host Hotels & Resorts	75,549	[c]	1,364,415
Iron Mountain	28,728	[a,c]	1,068,682
Kimco Realty	41,096	[c]	699,043
Macerich	11,797	[c]	544,550
Mid-America Apartment Communities	11,199	[c]	1,134,235
Prologis	64,161	[c]	4,437,375
Public Storage	14,980	[c]	3,183,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 3.0% (continued)
Realty Income	29,530	[c]	2,028,416
Regency Centers	17,219	[c]	1,119,235
SBA Communications	11,870	[b,c]	2,166,631
Simon Property Group	31,402	[c]	5,718,932
SL Green Realty	8,811	[c]	814,401
UDR	26,451	[c]	1,157,231
Ventas	35,552	[c]	2,292,748
Vornado Realty Trust	16,869	[c]	1,179,312
Welltower	37,357	[c]	2,894,794
Weyerhaeuser	76,537	[c]	2,008,331
			69,634,754
Retailing - 6.5%
Advance Auto Parts	7,250		1,154,200
Amazon. com	41,725	[b]	71,714,009
AutoZone	2,579	[b]	2,185,290
Best Buy	24,264		1,437,399
Booking Holdings	4,718	[b]	8,647,198
CarMax	18,454	[a,b]	1,084,726
Dollar General	26,511		3,060,165
Dollar Tree	24,514	[b]	2,373,691
eBay	94,085		3,165,960
Expedia Group	12,458		1,485,617
Foot Locker	11,340		633,793
Gap	22,362		568,889
Genuine Parts	14,942		1,491,510
Home Depot	114,913		21,089,983
Kohl's	16,860		1,158,113
L Brands	22,369		622,753
LKQ	31,003	[b]	812,899
Lowe's	81,797		7,865,600
Macy's	30,355		798,337
Nordstrom	12,157	[a]	564,206
O'Reilly Automotive	8,074	[b]	2,782,785
Ross Stores	37,848		3,486,558
Target	52,961		3,866,153
The TJX Companies	126,440		6,287,861
Tiffany & Co.	11,070		982,241
Tractor Supply	12,897		1,101,404
Ulta Beauty	5,676	[b]	1,656,938
			152,078,278
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices	87,419	[a,b]	2,133,898
Analog Devices	37,890		3,745,805
Applied Materials	100,587		3,930,940

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 3.6%
(continued)
Broadcom	42,223		11,326,320
Intel	464,201		21,873,151
KLA-Tencor	16,217		1,728,246
Lam Research	15,783		2,676,481
Maxim Integrated Products	27,945		1,516,575
Microchip Technology	23,178	[a]	1,862,816
Micron Technology	114,235	[b]	4,366,062
NVIDIA	61,953		8,905,744
Qorvo	13,028	[b]	851,510
Qualcomm	122,681		6,075,163
Skyworks Solutions	18,593		1,358,033
Texas Instruments	98,106		9,877,312
Xilinx	25,290		2,830,963
			85,059,019
Software & Services - 10.7%
Accenture	64,666	[b]	9,929,464
Adobe	49,435	[b]	12,250,982
Akamai Technologies	16,775	[b]	1,092,053
Alliance Data Systems	4,822		856,339
ANSYS	8,498	[b]	1,396,646
Autodesk	22,194	[b]	3,266,957
Automatic Data Processing	44,142		6,172,817
Broadridge Financial Solutions	11,992		1,209,153
Cadence Design Systems	28,073	[b]	1,348,346
Citrix Systems	12,686		1,300,822
Cognizant Technology Solutions, Cl. A	58,343		4,065,340
DXC Technology	28,544		1,830,241
Fidelity National Information Services	33,286		3,479,386
Fiserv	40,643	[a,b]	3,370,524
FleetCor Technologies	9,109	[b]	1,838,287
Fortinet	14,563	[b]	1,115,089
Gartner	9,242	[b]	1,255,895
Global Payments	15,849		1,779,526
International Business Machines	92,128		12,383,846
Intuit	26,328		5,682,109
Jack Henry & Associates	7,768		1,037,416
Mastercard, Cl. A	92,167		19,459,219
Microsoft	785,136		81,991,752
Oracle	261,532		13,136,752
Paychex	32,633		2,310,416
PayPal Holdings	119,456	[b]	10,602,915
Red Hat	18,202	[b]	3,237,044
salesforce.com	77,634	[b]	11,798,039

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 10.7% (continued)
Symantec	64,615		1,358,207
Synopsys	14,959	[b]	1,396,423
Total System Services	16,863		1,511,093
VeriSign	10,890	[b]	1,843,350
Visa, Cl. A	178,744	[a]	24,132,227
Western Union	47,449	[a]	865,944
			250,304,619
Technology Hardware & Equipment - 5.3%
Amphenol	30,112		2,647,447
Apple	458,719		76,349,190
Arista Networks	5,226	[b]	1,122,440
Cisco Systems	457,574		21,638,674
Corning	81,215		2,701,211
F5 Networks	6,107	[b]	982,922
FLIR Systems	13,373		653,672
Hewlett Packard Enterprise	145,302		2,265,258
HP	159,081		3,504,554
IPG Photonics	3,852	[b]	512,316
Juniper Networks	35,311		915,967
Keysight Technologies	18,834	[b]	1,394,093
Motorola Solutions	16,250		1,899,788
NetApp	25,928		1,653,429
Seagate Technology	26,904	[a]	1,191,309
TE Connectivity	35,012		2,834,221
Western Digital	29,905		1,345,426
Xerox	20,702		584,003
			124,195,920
Telecommunication Services - 2.0%
AT&T	739,312		22,223,719
CenturyLink	98,606		1,510,644
Verizon Communications	419,830		23,115,840
			46,850,203
Transportation - 2.1%
Alaska Air Group	11,893	[a]	760,557
American Airlines Group	40,792		1,459,130
CH Robinson Worldwide	14,305		1,241,245
CSX	82,195		5,400,212
Delta Air Lines	64,391		3,182,847
Expeditors International of Washington	17,333		1,201,177
FedEx	24,503		4,350,998
J.B. Hunt Transport Services	9,083		972,244
Kansas City Southern	10,592		1,120,104
Norfolk Southern	27,782		4,660,153
Southwest Airlines	52,807		2,997,325

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Transportation - 2.1% (continued)
Union Pacific	74,643		11,873,462
United Continental Holdings	22,888	[b]	1,997,436
United Parcel Service, Cl. B	70,603		7,441,556
			48,658,446
Utilities - 3.1%
AES	66,912		1,096,688
Alliant Energy	22,521		1,001,509
Ameren	25,141		1,743,277
American Electric Power	49,451		3,912,563
American Water Works	18,481		1,768,077
CenterPoint Energy	50,290		1,554,967
CMS Energy	27,935		1,456,531
Consolidated Edison	31,688		2,460,573
Dominion Energy	77,204		5,422,809
DTE Energy	18,521		2,180,848
Duke Energy	72,639		6,376,251
Edison International	33,088		1,885,023
Entergy	18,417		1,642,612
Evergy	27,426		1,572,058
Eversource Energy	32,168		2,232,781
Exelon	98,534		4,705,984
FirstEnergy	49,422		1,937,342
NextEra Energy	48,487		8,678,203
NiSource	35,930	[b]	980,170
NRG Energy	29,704		1,215,191
Pinnacle West Capital	11,424		1,006,683
PPL	71,232		2,230,986
Public Service Enterprise Group	50,808		2,771,576
Sempra Energy	27,859	[a]	3,258,946
Southern	103,411		5,025,775
WEC Energy Group	31,545		2,303,731
Xcel Energy	52,112		2,728,584
			73,149,738
Total Common Stocks (cost $691,657,724)			2,308,450,675
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.40%, 3/7/19
(cost $1,197,345)	1,200,000	[d,e]	1,197,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
	Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $18,154,997)	2.37	18,154,997	[f]	18,154,997

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $469,221)	2.37	469,221	[f]	469,221
Total Investments (cost $711,479,287)		100.0%		2,328,272,230
Cash and Receivables (Net)		.0%		992,269
Net Assets		100.0%		2,329,264,499

[a] Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $62,318,132 and the value of the collateral held by the fund was $64,028,852, consisting of cash collateral of $469,221 and U.S. Government & Agency securities valued at $63,559,631.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 – Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Common Stocks†	2,308,450,675	55,782,821	††	-	2,364,233,496
Investment Companies	18,624,218	-		-	18,624,218
U.S. Treasury	-	1,197,337		-	1,197,337
Other Financial Instruments:
Futures†††	1,288,549	-		-	1,288,549

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus S&P 500 Index Fund
January 31, 2019 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	159 3/19	20,212,226	21,500,775	1,288,549
Gross Unrealized Appreciation				1,288,549

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $1,616,792,943, consisting of $1,645,186,388 gross unrealized appreciation and $28,393,445 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 2.2%
American Axle & Manufacturing
Holdings	328,208	[a,b]	4,850,914
Cooper Tire & Rubber Co.	146,583	[a]	5,159,722
Cooper-Standard Holding	48,445	[b]	3,704,105
Dorman Products	86,531	[a,b]	7,437,339
Fox Factory Holding	112,740	[a,b]	6,688,864
Garrett Motion	219,426	[b]	3,504,233
Gentherm	103,963	[a,b]	4,424,665
LCI Industries	74,728	[a]	6,160,576
Motorcar Parts of America	53,797	[a,b]	1,075,940
Standard Motor Products	58,842		2,892,673
Superior Industries International	69,662	[a]	358,759
Winnebago Industries	85,590	[a]	2,447,874
			48,705,664
Banks - 11.0%
Ameris Bancorp	118,007		4,478,366
Axos Financial	164,654	[b]	4,998,895
Banc of California	127,886		1,864,578
Banner	92,730		5,057,494
Berkshire Hills Bancorp	118,385	[a]	3,225,991
Boston Private Financial Holdings	260,368		3,020,269
Brookline Bancorp	237,801		3,536,101
Central Pacific Financial	84,710		2,425,247
City Holding	48,545	[a]	3,479,706
Columbia Banking System	217,965	[a]	8,010,214
Community Bank System	151,280	[a]	9,069,236
Customers Bancorp	87,278	[b]	1,716,758
CVB Financial	305,204	[a]	6,687,020
Dime Community Bancshares	94,321	[a]	1,860,010
Eagle Bancorp	92,488	[a,b]	5,075,741
Fidelity Southern	65,046		1,981,301
First BanCorp	644,180		6,860,517
First Commonwealth Financial	295,751		4,022,214
First Financial Bancorp	291,473		7,674,484
First Financial Bankshares	200,370	[a]	12,242,607
First Midwest Bancorp	316,883		6,977,764
Flagstar Bancorp	87,382		2,695,735
Franklin Financial Network	35,218	[a]	1,122,398
Glacier Bancorp	249,933	[a]	10,542,174

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Banks - 11.0% (continued)
Great Western Bancorp	171,986		6,069,386
Hanmi Financial	93,249		2,044,951
Heritage Financial	96,729	[a]	2,996,664
HomeStreet	79,025	[b]	1,933,742
Hope Bancorp	358,100	[a]	5,124,411
Independent Bank	83,362		6,650,620
LegacyTexas Financial Group	132,692		5,286,449
Meta Financial Group	83,700		1,971,135
National Bank Holdings, Cl. A	74,865		2,392,685
NBT Bancorp	129,328	[a]	4,606,663
NMI Holdings, Cl. A	197,666	[b]	4,348,652
Northfield Bancorp	141,168	[a]	2,020,114
Northwest Bancshares	308,229	[a]	5,437,160
OFG Bancorp	127,226		2,465,640
Old National Bancorp	448,440	[a]	7,237,822
Opus Bank	64,452	[a]	1,347,047
Oritani Financial	111,890	[a]	1,886,465
Pacific Premier Bancorp	131,341		3,907,395
Preferred Bank	41,853	[a]	1,948,676
Provident Financial Services	182,077		4,499,123
S&T Bancorp	102,786	[a]	3,949,038
Seacoast Banking Corporation of Florida	150,563	[a,b]	4,143,494
ServisFirst Bancshares	134,834	[a]	4,550,647
Simmons First National, Cl. A	274,700	[a]	6,796,078
Southside Bancshares	96,439	[a]	3,181,523
Tompkins Financial	36,055	[a]	2,651,485
Triumph Bancorp	72,700	[b]	2,214,442
TrustCo Bank	290,290		2,252,650
United Community Banks	234,808		6,039,262
Veritex Holdings	131,588	[a]	3,481,818
Walker & Dunlop	84,372		4,055,762
Westamerica Bancorporation	79,159	[a]	4,960,103
			241,075,922
Capital Goods - 11.9%
AAON	120,252	[a]	4,442,109
AAR	95,174		3,586,156
Actuant, Cl. A	179,240	[a,b]	4,102,804
Aegion	93,450	[b]	1,696,117
Aerojet Rocketdyne Holdings	214,372	[a,b]	8,461,263
AeroVironment	63,428	[a,b]	4,925,818
Alamo Group	28,275		2,435,326
Albany International	85,974		5,902,975
American Woodmark	45,596	[a,b]	3,189,440
Apogee Enterprises	83,396	[a]	2,841,302

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.9% (continued)
Applied Industrial Technologies	115,451		6,812,764
Arcosa	142,612		4,197,071
Astec Industries	66,415		2,458,683
Axon Enterprise	172,670	[b]	8,807,897
AZZ	76,034		3,402,522
Barnes Group	140,485		8,299,854
Briggs & Stratton	123,991	[a]	1,597,004
Chart Industries	92,012	[b]	6,873,296
CIRCOR International	57,257	[a]	1,583,156
Comfort Systems USA	110,065		5,279,818
Cubic	84,048	[b]	5,401,765
DXP Enterprises	48,505	[b]	1,596,300
Encore Wire	60,900		3,282,510
EnPro Industries	60,599	[a]	4,002,564
ESCO Technologies	76,784		4,999,406
Federal Signal	176,756		3,885,097
Franklin Electric	114,966		5,493,075
Gibraltar Industries	93,594	[a,b]	3,336,626
Griffon	102,781		1,635,246
Harsco	235,163	[b]	5,008,972
Hillenbrand	185,612		7,869,949
Insteel Industries	54,724		1,208,853
John Bean Technologies	94,117	[a]	7,476,654
Kaman	82,807	[a]	4,895,550
Lindsay	31,925		2,741,719
Lydall	49,902	[b]	1,323,401
Mercury Systems	144,170	[a,b]	8,452,687
Moog, Cl. A	96,726		8,654,075
Mueller Industries	169,400		4,389,154
MYR Group	49,497	[b]	1,508,174
National Presto Industries	14,710	[a,b]	1,759,610
Orion Group Holdings	84,705	[b]	357,455
Patrick Industries	67,253	[a,b]	2,683,395
PGT Innovations	173,817	[b]	2,892,315
Powell Industries	26,159		730,098
Proto Labs	79,996	[b]	9,931,503
Quanex Building Products	107,164		1,677,117
Raven Industries	105,532		3,903,629
Simpson Manufacturing	122,083	[a]	7,493,455
SPX	126,753	[b]	3,770,902
SPX FLOW	124,917	[b]	4,093,530
Standex International	37,243		2,777,583
Tennant	52,829		3,102,647
The Greenbrier Companies	94,513	[a]	4,008,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.9% (continued)
Titan International	149,241		838,734
Trex	173,817	[b]	12,125,474
Triumph Group	146,796	[a]	2,620,309
Universal Forest Products	182,670		5,629,889
Veritiv	37,677	[b]	1,286,670
Vicor	46,969	[a,b]	1,850,109
Wabash National	164,679		2,295,625
Watts Water Technologies, Cl. A	82,810		6,199,985
			260,085,482
Commercial & Professional Services - 4.3%
ABM Industries	196,164	[a]	6,706,847
Brady, Cl. A	145,807		6,519,031
Essendant	101,456		1,298,637
Exponent	154,780		7,732,809
Forrester Research	30,318	[b]	1,361,581
FTI Consulting	114,266	[b]	7,806,653
Heidrick & Struggles International	55,511		1,834,639
Interface	178,110		2,922,785
Kelly Services, Cl. A	91,438		2,048,211
Korn Ferry	168,734		7,694,270
LSC Communications	94,422		748,766
Matthews International, Cl. A	94,123	[a]	4,187,532
Mobile Mini	132,297	[a]	4,999,504
Multi-Color	40,657	[a]	1,892,583
Navigant Consulting	125,997		3,265,842
R.R. Donnelley & Sons Co.	209,369	[a]	1,067,782
Resources Connection	88,711		1,482,361
Team	92,093	[b]	1,320,614
Tetra Tech	163,533		9,025,386
TrueBlue	117,663	[b]	2,869,801
UniFirst	45,999		6,367,642
US Ecology	64,730		4,121,359
Viad	59,316		3,125,953
WageWorks	117,696	[b]	3,713,309
			94,113,897
Consumer Durables & Apparel - 4.1%
Callaway Golf	264,478		4,308,347
Cavco Industries	25,506	[b]	4,241,393
Crocs	196,850	[b]	5,653,532
Ethan Allen Interiors	71,069		1,348,890
Fossil Group	136,714	[a,b]	2,318,669
G-III Apparel Group	124,706	[a,b]	4,348,498
Installed Building Products	63,716	[a,b]	2,683,081
iRobot	81,677	[a,b]	7,333,778

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Durables & Apparel - 4.1% (continued)
La-Z-Boy	139,339	[a]	4,127,221
LGI Homes	54,316	[a,b]	3,220,939
M.D.C. Holdings	132,984		4,379,163
M/I Homes	84,521	[b]	2,238,961
Meritage Homes	111,835	[a,b]	5,041,522
Movado Group	49,529	[a]	1,582,452
Nautilus	92,347	[a,b]	693,526
Oxford Industries	50,391	[a]	3,858,943
Steven Madden	236,952		7,736,483
Sturm Ruger & Co.	50,866		2,771,180
TopBuild	103,611	[b]	5,471,697
Unifi	44,729	[b]	956,753
Universal Electronics	39,987	[a,b]	1,126,434
Vera Bradley	58,300	[b]	521,785
Vista Outdoor	174,337	[a,b]	1,739,883
William Lyon Homes, Cl. A	98,998	[b]	1,312,713
Wolverine World Wide	280,257		9,615,618
			88,631,461
Consumer Services - 2.3%
American Public Education	49,314	[b]	1,459,201
Belmond	266,972	[a,b]	6,652,942
BJ's Restaurants	63,239	[a]	3,151,199
Career Education	202,923	[b]	2,619,736
Chuy's Holdings	52,072	[b]	1,183,076
Dave & Buster's Entertainment	114,416	[a]	5,886,703
DineEquity	52,684	[a]	4,018,209
El Pollo Loco Holdings	66,016	[b]	1,088,604
Fiesta Restaurant Group	72,354	[a,b]	1,075,180
Monarch Casino & Resort	35,285	[b]	1,525,723
Red Robin Gourmet Burgers	38,974	[b]	1,246,389
Regis	99,226	[b]	1,850,565
Ruth's Hospitality Group	83,099		1,919,587
Shake Shack, Cl. A	75,524	[b]	3,607,026
Strategic Education	64,048		7,006,851
Wingstop	86,856		5,702,096
			49,993,087
Diversified Financials - 3.5%
Apollo Commercial Real Estate Finance	333,460	[a,c]	6,068,972
ARMOUR Residential	143,323	[a,c]	3,012,649
Blucora	140,216	[a,b]	4,137,774
Capstead Mortgage	267,079	[a,c]	1,968,372
Donnelley Financial Solutions	103,874	[b]	1,520,715
Encore Capital Group	76,791	[a,b]	2,268,406
Enova International	99,558	[b]	2,294,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 3.5% (continued)
EZCORP, Cl. A	149,974	[a,b]	1,397,758
FirstCash	130,267		10,737,909
Granite Point Mortgage Trust	128,572	[a,c]	2,509,725
Greenhill & Co.	53,183	[a]	1,332,766
INTL. FCStone	45,937	[b]	1,756,172
Invesco Mortgage Capital	326,948	[a,c]	5,263,863
Investment Technology Group	96,381		2,916,489
New York Mortgage Trust	490,391	[c]	3,079,655
PennyMac Mortgage Investment Trust	178,614	[a,c]	3,615,147
Piper Jaffray	43,219		2,983,408
PRA Group	132,365	[a,b]	3,906,091
Redwood Trust	276,374	[c]	4,457,913
Virtus Investment Partners	20,918	[a]	1,881,992
Waddell & Reed Financial, Cl. A	228,859	[a]	3,918,066
WisdomTree Investments	341,868	[a]	2,290,516
World Acceptance	20,158	[a,b]	2,090,183
			75,409,353
Energy - 3.6%
Archrock	379,167		3,579,336
Bonanza Creek Energy	53,719	[b]	1,238,223
Bristow Group	100,600	[a,b]	330,974
C&J Energy Services	185,420	[b]	2,979,699
CARBO Ceramics	64,206	[a,b]	258,750
Carrizo Oil & Gas	252,736	[a,b]	3,103,598
Consol Energy	80,858	[b]	2,872,885
Denbury Resources	1,346,092	[a,b]	2,732,567
Era Group	60,740	[a,b]	572,171
Exterran	94,367	[b]	1,638,211
Geospace Technologies	43,239	[b]	649,882
Green Plains	114,374		1,625,255
Gulf Island Fabrication	36,080	[a]	342,399
Gulfport Energy	468,425	[a,b]	3,930,086
Helix Energy Solutions Group	415,196	[a,b]	2,835,789
HighPoint Resources	326,483	[a,b]	914,152
KLX Energy Services Holdings	67,845	[b]	1,768,041
Laredo Petroleum	446,664	[a,b]	1,697,323
Matrix Service	78,106	[b]	1,675,374
Nabors Industries	960,345	[a]	2,842,621
Newpark Resources	271,913	[a,b]	2,259,597
Noble	727,849	[a,b]	2,401,902
Oil States International	177,658	[a,b]	3,059,271
Par Pacific Holdings	83,517	[b]	1,357,986
PDC Energy	196,915	[a,b]	6,413,522
Penn Virginia	40,315	[b]	2,114,925

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 3.6% (continued)
Pioneer Energy Services	233,902	[b]	346,175
ProPetro Holding	214,520	[a,b]	3,505,257
Renewable Energy Group	111,830	[b]	3,231,887
REX American Resources	17,366	[b]	1,266,502
Ring Energy	171,952	[a,b]	1,011,078
SEACOR Holdings	49,748	[a,b]	2,059,070
SRC Energy	720,804	[a,b]	3,546,356
Superior Energy Services	446,716	[b]	1,746,660
TETRA Technologies	377,295	[b]	803,638
U.S. Silica Holdings	229,522	[a]	3,093,957
Unit	162,658	[a,b]	2,596,022
			78,401,141
Food & Staples Retailing - .4%
Andersons	76,594		2,684,620
Chefs' Warehouse	68,554	[a,b]	2,201,954
SpartanNash	107,902		2,238,966
United Natural Foods	147,302	[a,b]	1,929,656
			9,055,196
Food, Beverage & Tobacco - 2.0%
B&G Foods	196,656	[a]	5,242,849
Calavo Growers	46,471	[a]	3,780,881
Cal-Maine Foods	89,440	[a]	3,772,579
Coca-Cola Consolidated	13,518	[a]	2,917,184
Darling Ingredients	486,776	[b]	10,353,726
Dean Foods	279,345	[a]	1,164,869
J&J Snack Foods	44,571	[a]	6,879,534
John B. Sanfilippo & Son	25,249	[a,b]	1,723,244
MGP Ingredients	36,798	[a]	2,641,728
Seneca Foods, Cl. A	20,299	[b]	580,551
Universal	73,888		4,263,338
			43,320,483
Health Care Equipment & Services - 7.2%
Addus Homecare	30,140	[b]	1,812,921
Amedisys	85,798	[b]	11,253,266
AMN Healthcare Services	139,426	[b]	9,033,411
AngioDynamics	109,071	[b]	2,301,398
Anika Therapeutics	42,626	[b]	1,619,362
BioTelemetry	99,202	[a,b]	7,124,688
Community Health Systems	344,731	[a,b]	1,358,240
Computer Programs & Systems	34,988		918,085
Conmed	76,142		5,356,590
CorVel	27,922	[b]	1,744,287
Cross Country Healthcare	109,544	[b]	1,054,909
CryoLife	99,272	[b]	2,770,682

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 7.2% (continued)
Cutera	41,678	[b]	598,496
Diplomat Pharmacy	169,569	[a,b]	2,458,750
Ensign Group	145,844		6,354,423
HealthStream	74,824	[b]	1,882,572
Heska	20,387	[b]	2,010,158
HMS Holdings	249,116	[b]	7,470,989
Integer Holdings	87,885	[b]	7,117,806
Invacare	104,203		535,603
Lantheus Holdings	113,167	[b]	1,903,469
LeMaitre Vascular	46,968	[a]	1,119,717
LHC Group	86,190	[b]	9,112,869
Magellan Health	72,217	[b]	4,705,660
Meridian Bioscience	124,521		2,040,899
Merit Medical Systems	161,986	[a,b]	9,157,069
Natus Medical	100,919	[a,b]	3,405,007
Neogen	153,635	[b]	9,357,908
NextGen Healthcare	140,615	[b]	2,486,073
Omnicell	116,976	[a,b]	7,618,647
OraSure Technologies	177,986	[b]	2,287,120
Orthofix Medical	55,179	[b]	2,985,736
Owens & Minor	188,863	[a]	1,429,693
Providence Service	31,971	[b]	2,050,620
Quorum Health	81,369	[b]	238,411
Select Medical Holdings	316,849	[b]	4,949,181
Surmodics	40,620	[b]	2,326,307
Tabula Rasa HealthCare	50,696	[a,b]	3,055,955
Tactile Systems Technology	50,323	[a,b]	3,350,505
Tivity Health	120,705	[a,b]	2,686,893
U.S. Physical Therapy	37,827		4,005,501
Varex Imaging	110,851	[b]	3,158,145
			158,208,021
Household & Personal Products - 1.1%
Avon Products	1,330,800	[b]	3,114,072
Central Garden & Pet	31,083	[b]	1,218,764
Central Garden & Pet, Cl. A	119,695	[b]	4,263,536
Inter Parfums	50,237		3,338,751
Medifast	35,426		4,507,604
WD-40	41,209	[a]	7,489,736
			23,932,463
Insurance - 3.6%
Ambac Financial Group	134,040	[a,b]	2,536,037
American Equity Investment Life
Holding	268,809		8,419,098
AMERISAFE	56,326		3,346,328

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 3.6% (continued)
eHealth	54,178	[b]	3,313,526
Employers Holdings	96,324		4,081,248
HCI Group	21,841	[a]	1,034,827
Horace Mann Educators	121,254		5,050,229
James River Group Holdings	87,370		3,369,861
Maiden Holdings	206,177	[b]	265,968
Navigators Group	67,980		4,745,004
ProAssurance	159,794		6,816,812
RLI	116,497	[a]	7,689,967
Safety Insurance Group	42,543		3,501,714
Selective Insurance Group	174,131		10,608,061
Stewart Information Services	69,222		3,076,918
Third Point Reinsurance	216,943	[a,b]	2,280,071
United Fire Group	62,406	[a]	3,245,112
United Insurance Holdings	63,001	[a]	1,028,176
Universal Insurance Holdings	95,741		3,611,351
			78,020,308
Materials - 4.4%
AdvanSix	87,615	[b]	2,772,139
AK Steel Holding	931,675	[a,b]	2,748,441
American Vanguard	79,605		1,394,680
Balchem	95,976		7,967,928
Boise Cascade	115,310		3,167,566
Century Aluminum	150,169	[a,b]	1,381,555
Clearwater Paper	49,479	[b]	1,668,432
FutureFuel	79,195		1,450,060
H.B. Fuller	151,065	[a]	7,461,100
Hawkins	28,601		1,186,655
Haynes International	37,636		1,234,461
Ingevity	124,118	[b]	11,675,780
Innophos Holdings	57,188		1,709,921
Innospec	72,318		5,081,786
Kaiser Aluminum	48,287		4,846,566
Koppers Holdings	60,825	[b]	1,386,202
Kraton	95,766	[b]	2,700,601
LSB Industries	57,740	[a,b]	430,163
Materion	59,628		2,798,342
Mercer International	126,711		1,871,521
Myers Industries	105,489		1,715,251
Neenah	49,211	[a]	3,428,530
Olympic Steel	27,412		528,229
P.H. Glatfelter	126,290		1,613,986
Quaker Chemical	39,698	[a]	8,116,653
Rayonier Advanced Materials	153,563	[a]	2,223,592

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 4.4% (continued)
Schweitzer-Mauduit International	89,576		2,871,807
Stepan	59,586		5,239,397
SunCoke Energy	189,272	[b]	2,127,417
TimkenSteel	117,739	[a,b]	1,498,817
Tredegar	71,576		1,167,405
US Concrete	48,378	[a,b]	1,722,257
			97,187,240
Media & Entertainment - .9%
Care.com	79,226	[b]	1,883,202
E.W. Scripps, Cl. A	164,334	[a]	3,086,193
Gannet Company	331,994	[a]	3,681,813
Marcus	59,940		2,671,526
New Media Investment Group	159,178		2,175,963
QuinStreet	113,201	[b]	2,155,347
Scholastic	81,150		3,383,143
TechTarget	67,165	[b]	973,892
			20,011,079
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
Acorda Therapeutics	116,248	[a,b]	1,933,204
Akorn	289,082	[b]	1,086,948
AMAG Pharmaceuticals	99,760	[b]	1,633,071
Amphastar Pharmaceuticals	100,368	[a,b]	2,284,376
ANI Pharmaceuticals	23,830	[a,b]	1,280,624
Assertio Therapeutics	200,397	[a,b]	893,771
Cambrex	98,158	[a,b]	4,284,597
Corcept Therapeutics	311,040	[b]	3,477,427
Cytokinetics	162,798	[a,b]	1,144,470
Eagle Pharmaceuticals	33,334	[b]	1,408,695
Emergent BioSolutions	132,420	[b]	8,261,684
Enanta Pharmaceuticals	46,086	[a,b]	3,660,611
Endo International	591,407	[a,b]	5,766,218
Innoviva	201,191	[a,b]	3,440,366
Lannett	106,542	[a,b]	794,803
Luminex	120,869		3,371,036
Medicines	192,851	[a,b]	4,456,787
Medpace Holdings	76,044	[b]	4,897,234
Momenta Pharmaceuticals	285,170	[b]	3,382,116
Myriad Genetics	222,847	[a,b]	6,282,057
NeoGenomics	277,112	[a,b]	4,605,601
Phibro Animal Health, Cl. A	60,595		1,891,776
Progenics Pharmaceuticals	253,137	[a,b]	1,121,397
REGENXBIO	89,718	[a,b]	3,944,003
Repligen	115,785	[a,b]	6,600,903
Spectrum Pharmaceuticals	300,474	[a,b]	3,365,309

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
(continued)
Supernus Pharmaceuticals	155,858	[a,b]	5,942,866
Vanda Pharmaceuticals	156,163	[b]	4,236,702
			95,448,652
Real Estate - 6.8%
Acadia Realty Trust	243,055	[a,c]	6,982,970
Agree Realty	102,771	[c]	6,785,969
American Assets Trust	111,867	[c]	4,803,569
Armada Hoffler Properties	147,057	[c]	2,208,796
CareTrust	248,440	[c]	5,460,711
CBL & Associates Properties	530,259	[a,c]	1,320,345
Cedar Realty Trust	273,969	[c]	956,152
Chatham Lodging Trust	136,901	[c]	2,766,769
Chesapeake Lodging Trust	178,814	[c]	5,092,623
Community Healthcare Trust	52,623	[a,c]	1,737,611
Diamondrock Hospitality	616,540	[c]	6,264,046
Easterly Government Properties	182,153	[c]	3,271,468
EastGroup Properties	107,109	[a,c]	11,081,497
Four Corners Property Trust	201,081	[c]	5,678,527
Franklin Street Properties	314,771	[a,c]	2,335,601
Getty Realty	99,225	[c]	3,181,153
Global Net Lease	222,504	[a,c]	4,314,353
Hersha Hospitality Trust	107,477	[a,c]	1,991,549
HFF, Cl. A	114,945	[b]	4,761,022
Independence Realty Trust	266,122	[a,c]	2,780,975
iStar	199,250	[a,c]	1,910,807
Kite Realty Group Trust	245,610	[c]	4,084,494
Lexington Realty Trust	627,357	[c]	6,028,901
LTC Properties	117,503	[c]	5,574,342
Marcus & Millichap	62,448	[b]	2,472,941
National Storage Affiliates Trust	167,478	[c]	4,873,610
Office Properties Income Trust	142,792	[c]	4,573,628
Pennsylvania Real Estate Investment
Trust	184,158	[a,c]	1,357,244
PS Business Parks	59,398	[c]	8,623,996
RE/MAX Holdings, Cl. A	51,901		2,165,310
Retail Opportunity Investments	339,986	[a,c]	5,973,554
RPT Realty	237,820	[a,c]	3,113,064
Saul Centers	33,986	[c]	1,799,899
Summit Hotel Properties	305,644	[a,c]	3,414,043
Universal Health Realty Income Trust	36,604	[c]	2,552,031
Urstadt Biddle Properties, Cl. A	87,100	[c]	1,865,682
Washington Prime Group	551,758	[a,c]	3,133,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 6.8% (continued)
Whitestone	119,078	[c]	1,688,526
			148,981,763
Retailing - 5.2%
Abercrombie & Fitch, Cl. A	195,885	[a]	4,244,828
Asbury Automotive Group	58,512	[a,b]	4,133,873
Ascena Retail Group	507,970	[b]	1,244,526
Barnes & Noble	166,558	[a]	1,004,345
Barnes and Noble Education	112,685	[b]	644,558
Buckle	84,260	[a]	1,463,596
Caleres	126,751	[a]	3,782,250
Cato, Cl. A	70,692		1,049,776
Chico's	376,302	[a]	2,182,552
Core-Mark Holding	135,018		3,764,302
DSW, Cl. A	199,753	[a]	5,443,269
Express	198,386	[a,b]	1,051,446
GameStop, Cl. A	303,323	[a]	3,439,683
Genesco	59,377	[a,b]	2,682,653
Group 1 Automotive	53,307	[a]	3,253,326
Guess?	168,616		3,289,698
Haverty Furniture	58,543		1,192,521
Hibbett Sports	53,168	[b]	868,765
J.C. Penney	904,613	[a,b]	1,194,089
Kirkland's	42,250	[b]	431,795
Liquidity Services	72,290	[b]	605,067
Lithia Motors, Cl. A	66,009	[a]	5,871,501
Lumber Liquidators Holdings	87,528	[a,b]	1,052,087
MarineMax	68,604	[a,b]	1,219,779
Monro	97,924	[a]	7,017,234
Nutrisystem	87,024		3,777,712
Office Depot	1,629,228		4,806,223
PetMed Express	60,563	[a]	1,434,132
Rent-A-Center	131,205	[b]	2,296,087
RH	55,608	[a,b]	7,555,459
Shoe Carnival	28,673	[a]	1,057,460
Shutterfly	100,023	[a,b]	4,597,057
Shutterstock	53,856	[a,b]	2,154,779
Sleep Number	98,696	[a,b]	3,553,056
Sonic Automotive, Cl. A	68,288	[a]	1,044,806
Stamps.com	50,268	[a,b]	9,353,869
Tailored Brands	146,529	[a]	1,850,661
The Children's Place	47,358		4,582,360
Tile Shop Holdings	114,408	[a,b]	868,357
Vitamin Shoppe	49,014	[a,b]	226,445

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 5.2% (continued)
Zumiez	54,214	[a,b]	1,377,578
			112,663,560
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries	112,707	[b]	5,780,742
Axcelis Technologies	98,343	[b]	2,048,485
Brooks Automation	212,777	[a]	6,623,748
Cabot Microelectronics	85,268		8,687,957
CEVA	63,833	[b]	1,815,411
Cohu	119,350		2,093,399
Diodes	115,907	[b]	3,897,952
DSP Group	60,373	[b]	763,115
FormFactor	216,031	[b]	3,244,786
Ichor Holdings	70,159	[a,b]	1,443,171
Kopin	183,224	[b]	252,849
Kulicke & Soffa Industries	196,424		4,425,433
MaxLinear, Cl. A	183,127	[a,b]	3,592,952
Nanometrics	73,136	[b]	2,237,230
PDF Solutions	85,324	[a,b]	896,755
Photronics	201,610	[b]	2,155,211
Power Integrations	85,897		5,669,202
Rambus	316,560	[b]	2,855,371
Rudolph Technologies	92,450	[b]	2,008,014
Semtech	194,553	[b]	9,447,494
SMART Global Holdings	37,171	[a,b]	922,213
SolarEdge Technologies	126,457	[a,b]	5,537,552
Ultra Clean Holdings	116,171	[a,b]	1,377,788
Veeco Instruments	146,836	[a,b]	1,440,461
Xperi	143,465		3,074,455
			82,291,746
Software & Services - 4.5%
8x8	280,909	[b]	4,946,807
Agilysys	55,511	[b]	982,545
Alarm.com Holdings	104,487	[a,b]	6,575,367
Bottomline Technologies	108,915	[b]	5,625,460
Cardtronics	110,754	[b]	2,998,111
CSG Systems International	98,389		3,560,698
Ebix	66,801	[a]	3,815,673
EVERTEC	176,727		4,890,036
ExlService Holdings	102,193	[b]	5,876,097
LivePerson	172,623	[b]	4,051,462
ManTech International, Cl. A	77,613		4,375,045
MicroStrategy, Cl. A	27,661	[b]	3,509,904
Monotype Imaging Holdings	125,837		2,088,894
NIC	192,990		3,165,036

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 4.5% (continued)
OneSpan	92,865	[b]	1,354,900
Perficient	97,892	[b]	2,497,225
Progress Software	132,078		4,785,186
Qualys	99,982	[a,b]	8,651,442
SPS Commerce	51,684	[b]	4,582,303
Sykes Enterprises	116,046	[b]	3,199,388
TiVo	369,836	[a]	4,116,275
Travelport Worldwide	388,356		6,081,655
TTEC Holdings	39,844	[b]	1,331,985
Unisys	149,334	[b]	1,953,289
Virtusa	81,772	[b]	3,967,577
			98,982,360
Technology Hardware & Equipment - 6.3%
3D Systems	339,393	[a,b]	4,330,655
ADTRAN	137,637		2,006,747
Anixter International	84,716	[b]	5,143,108
Applied Optoelectronics	57,523	[a,b]	999,750
Arlo Technologies	221,793	[a,b]	1,594,692
Badger Meter	86,167	[a]	4,548,756
Bel Fuse	30,704		708,648
Benchmark Electronics	129,032		3,279,993
CalAmp	104,031	[b]	1,499,087
Comtech Telecommunications	72,377		1,807,254
Control4	76,888	[b]	1,527,765
Cray	118,616	[a,b]	2,602,435
CTS Coproration	97,410		2,763,522
Daktronics	117,566		885,272
Diebold Nixdorf	232,370	[a,b]	987,572
Digi International	80,405	[b]	953,603
Electro Scientific Industries	100,040	[b]	3,001,200
Electronics For Imaging	130,484	[a,b]	3,446,082
ePlus	39,932	[b]	3,163,413
Extreme Networks	343,524	[b]	2,597,041
Fabrinet	109,830	[b]	6,242,737
FARO Technologies	51,077	[b]	2,171,794
Finisar	349,520	[b]	7,962,066
Harmonic	263,319	[a,b]	1,392,958
II-VI	177,114	[a,b]	6,723,247
Insight Enterprises	105,020	[b]	4,822,518
Itron	98,106	[b]	5,359,531
KEMET	172,205		3,051,473
Knowles	268,223	[a,b]	4,184,279
Methode Electronics	107,710		2,773,532
MTS Systems	53,894		2,697,934

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 6.3% (continued)
NETGEAR	94,144	[a,b]	3,729,044
OSI Systems	50,220	[a,b]	4,504,232
Park Electrochemical	58,706		1,337,323
Plexus	92,122	[b]	5,169,887
Rogers	54,508	[a,b]	6,917,610
Sanmina	200,926	[b]	6,272,910
ScanSource	74,422	[b]	2,851,107
TTM Technologies	268,849	[a,b]	3,086,387
Viavi Solutions	678,010	[b]	7,539,471
			136,636,635
Telecommunication Services - 1.1%
ATN International	31,430		2,344,049
Cincinnati Bell	153,120	[b]	1,277,021
Cogent Communications Holdings	124,036		6,009,544
Consolidated Communications Holdings	214,584	[a]	2,291,757
Frontier Communications	298,540	[a,b]	597,080
Iridium Communications	285,393	[b]	5,530,916
Spok Holdings	53,289		737,520
Vonage Holdings	653,653	[b]	5,954,779
			24,742,666
Transportation - 2.3%
Allegiant Travel	38,001		4,940,130
ArcBest	76,953	[a]	2,894,972
Atlas Air Worldwide Holdings	75,985	[b]	4,043,922
Echo Global Logistics	86,483	[b]	2,054,836
Forward Air	85,485		5,003,437
Hawaiian Holdings	144,523	[a]	4,627,626
Heartland Express	141,591	[a]	2,833,236
Hub Group, Cl. A	99,364	[b]	4,422,692
Marten Transport	117,063		2,265,169
Matson	126,362		4,234,391
Saia	76,046	[b]	4,560,479
SkyWest	154,514		7,872,488
			49,753,378
Utilities - 2.5%
American States Water	109,433	[a]	7,410,803
Avista	193,958		8,117,142
California Water Service Group	143,229	[a]	7,092,700
El Paso Electric	121,343		6,372,934
Northwest Natural Holding Co.	85,486		5,351,424
South Jersey Industries	274,575		8,176,843
Spire	149,891	[a]	11,896,849
			54,418,695
Total Common Stocks (cost $1,590,181,933)			2,170,070,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of
		Rights
Rights - .0%
Materials - .0%
A. Schulman
(cost $1)		90,112		0
		Principal
		Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.40%, 3/7/19
(cost $907,975)		910,000	[d,e]	907,980
	1-Day
	Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $13,359,645)	2.37	13,359,645	[f]	13,359,645

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $60,245,839)	2.37	60,245,839	[f]	60,245,839
Total Investments (cost $1,664,695,393)		102.8%		2,244,583,716
Liabilities, Less Cash and Receivables		(2.8%)		(60,321,266)
Net Assets		100.0%		2,184,262,450

[a] Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $520,209,467 and the value of the collateral held by the fund was $527,604,199, consisting of cash collateral of $60,245,839 and U.S. Government &
Agency securities valued at $467,358,360.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	2,134,010,787	36,059,465	††	-	2,170,070,252
Investment Companies	73,605,484	-		-	73,605,484
Rights†	90,112	-		-	90,112
U.S. Treasury	-	907,980		-	907,980
Other Financial Instruments:
Futures†††	523,865	-		-	523,865

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Smallcap Stock Index Fund
January 31, 2019 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
E-mini Russell 2000	215 3/19	15,603,285	16,127,150	523,865
Gross Unrealized Appreciation				523,865

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $579,888,323, consisting of $757,588,739 gross unrealized appreciation and $177,700,416 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)